UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1 SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 92.4% of Net Assets
	Certificates of Deposit – 80.1%
$59,100,000	Canadian Imperial Bank of Commerce, 0.010%, 10/01/2014	$59,100,000
15,000,000	BNP Paribas, 0.010%, 10/01/2014	15,000,000
10,000,000	National Bank of Kuwait, 0.050%, 10/01/2014	10,000,000
75,000,000	Abbey National, 0.080%, 10/01/2014	75,000,000
45,000,000	Landesbank Hessen Thueringen Girozentrale, 0.145%, 10/02/2014	45,000,000
50,000,000	Mizuho Corporate Bank, 0.210%, 10/02/2014	50,000,100
100,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.150%, 10/03/2014	100,000,000
25,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.080%, 10/07/2014	25,000,000
95,000,000	Oversea-Chinese Banking Corp., 0.190%, 10/08/2014	95,001,520
99,650,000	Toronto Dominion Bank, 0.250%, 10/10/2014	99,654,385
30,000,000	Oversea-Chinese Banking Corp., 0.180%, 10/14/2014	30,000,325
37,200,000	Agricultural Bank of China, 0.380%, 10/14/2014	37,200,000
50,000,000	Svenska Handelsbanken (NY), 0.170%, 10/16/2014	50,000,650
50,000,000	Banco Del Estado de Chile, 0.200%, 10/20/2014	50,001,100
40,000,000	China Construction Bank Corp. (NY), 0.350%, 10/22/2014	40,000,116
45,000,000	National Australia Bank, 0.224%, 10/23/2014(b)(c)	45,001,215
125,000,000	Credit Agricole, 0.110%, 11/03/2014	125,000,000
75,000,000	Westpac Banking Corp. (NY), 0.290%, 11/06/2014(b)	75,012,300
30,000,000	Sumitomo Mitsui Bank (NY), 0.210%, 11/10/2014	30,001,020
49,550,000	Banco Del Estado de Chile, 0.233%, 11/10/2014(c)	49,548,959
40,000,000	Mizuho Corporate Bank, 0.190%, 11/12/2014	40,000,480
100,000,000	Bank of Nova Scotia (TX), 0.250%, 11/12/2014	100,020,300
120,000,000	National Bank of Kuwait, 0.280%, 11/13/2014	120,013,200
35,000,000	Mizuho Corporate Bank, 0.190%, 11/25/2014	35,000,560
50,000,000	Standard Chartered Bank (NY), 0.190%, 12/02/2014	50,000,850
70,000,000	Sumitomo Mitsui Bank (NY), 0.360%, 12/05/2014(b)	70,017,850

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$100,000,000	Skandinaviska Enskilda Banken (NY), 0.240%, 12/10/2014(b)	$100,011,800
50,000,000	DNB Bank ASA, 0.180%, 1/05/2015	49,997,300
25,000,000	Sumitomo Mitsui Bank (NY), 0.230%, 1/05/2015	24,999,325
25,000,000	Bank of Montreal (IL), 0.180%, 1/08/2015	24,999,300
70,000,000	Norinchukin Bank, 0.260%, 1/08/2015(d)	70,003,850
25,000,000	Toronto Dominion Bank, 0.210%, 1/16/2015	25,005,250
25,000,000	Banco Del Estado de Chile, 0.240%, 1/23/2015	25,001,600
50,000,000	Societe Generale S.A., 0.284%, 2/02/2015(c)(e)	49,997,000
20,000,000	Bank of Nova Scotia (TX), 0.250%, 2/17/2015	20,003,100
75,200,000	Deutsche Zentral-Genossenschaftsbank, 0.310%, 2/25/2015	75,203,083
50,000,000	Rabobank Nederland, 0.220%, 4/01/2015	49,992,400
50,000,000	Rabobank Nederland, 0.284%, 6/15/2015(c)	49,992,700
120,000,000	Dexia Credit Local, 0.281%, 7/01/2015(c)	120,000,000
30,000,000	Bank of Montreal (IL), 0.234%, 7/16/2015(c)	29,995,380
40,000,000	Westpac Banking Corp. (NY), 0.224%, 7/17/2015(c)	39,993,840
25,000,000	China Construction Bank Corp. (NY), 0.404%, 7/20/2015(c)(e)	25,000,000
70,000,000	Bank of Montreal (IL), 0.226%, 8/07/2015(b)(c)	69,988,170

		2,370,759,028

	Financial Company Commercial Paper – 6.8%
70,000,000	General Electric Capital Corp., 0.120%, 10/03/2014(f)	69,999,720
50,000,000	ING (U.S.) Funding LLC, 0.200%, 10/03/2014(f)	49,999,600
29,500,000	Swedbank, 0.100%, 11/24/2014(f)	29,493,864
50,000,000	General Electric Capital Corp., 0.180%, 12/11/2014(f)	49,991,400

		199,484,584

	Commercial Paper – 4.0%
50,000,000	Shagang South-Asia (Hong Kong) Trading Co. Ltd., (Credit Support: Bank of China), 0.400%, 10/02/2014(f)	49,999,444
35,000,000	Cofco Capital Corp., (Credit Support: Bank of China), 0.430%, 10/07/2014(f)	34,997,492
33,750,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.200%, 11/06/2014	33,750,000

		118,746,936

Principal Amount	Description	Value (†)
	Other Notes – 1.5%
$20,000,000	JPMorgan Chase Bank NA, Series 1, 0.353%, 10/07/2015(c)	$20,000,920
25,000,000	Wells Fargo, 0.353%, 10/20/2015(c)	25,004,550

		45,005,470

	Total Short-Term Investments (Identified Cost $2,733,925,739)	2,733,996,018

	Total Investments – 92.4% (Identified Cost $2,733,925,739)(a)	2,733,996,018
	Other assets less liabilities – 7.6%	224,192,823

	Net Assets – 100.0%	$2,958,188,841

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2014, the value of the Fund’s investment in the Subsidiary was $39,593,491, representing 1.3% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2014, the net unrealized appreciation on short-term investments based on a cost of $2,733,925,739 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$117,616
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(47,337)

Net unrealized appreciation	$70,279

Only short-term obligations purchased with an original or remaining maturity of more than sixty days are valued at other than amortized cost.

(b)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.

(c)	Variable rate security. Rate as of September 30, 2014 is disclosed.
(d)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(e)	Security payable on demand at par including accrued interest.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/17/2014	British Pound	25,875,000	$41,919,373	$133,344
Sell	12/17/2014	Canadian Dollar	315,300,000	281,021,052	5,415,587
Sell	12/17/2014	Euro	315,375,000	398,550,619	9,693,995
Buy	12/17/2014	Japanese Yen	12,675,000,000	115,648,377	(2,563,622)
Sell	12/17/2014	Japanese Yen	23,225,000,000	211,907,972	6,048,855
Buy	12/17/2014	Swedish Krona	672,000,000	93,105,571	(1,485,854)
Sell	12/17/2014	Swiss Franc	52,000,000	54,507,438	1,082,742

Total					$18,325,047

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular security or commodity group or index of securities, commodities, currencies or other assets for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	12/19/2014	1,729	$518,137,231	$(6,675,127)
E-mini S&P 500®	12/19/2014	9,302	914,154,050	(10,069,418)
Eurodollar	3/16/2015	25,297	6,303,063,762	1,471,213
FTSE 100 Index	12/19/2014	2,844	304,549,953	(6,837,144)
German Euro Bund	12/08/2014	1,798	339,963,422	1,664,221

Financial Futures (continued)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Hang Seng Index®	10/30/2014	2,735	$401,892,503	$(17,750,845)
TOPIX	12/11/2014	2,026	245,041,167	6,798,942
UK Long Gilt	12/29/2014	1,097	201,208,373	796,957
10 Year Japan Government Bond	12/11/2014	183	243,343,697	333,713
10 Year U.S. Treasury Note	12/19/2014	2,964	369,434,813	(1,805,476)

Total				$(32,072,964)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/17/2014	147	$7,196,569	$(569,258)
Brent Crude Oil	11/13/2014	167	15,918,440	—
Copper LME	12/17/2014	1,026	171,175,275	(9,413,550)
Gas Oil	11/12/2014	89	7,193,425	(57,850)
Gold	12/29/2014	420	50,887,200	(4,005,120)
Natural Gas	10/29/2014	197	8,118,370	287,620
New York Harbor ULSD	10/31/2014	63	7,013,223	(183,368)
Nickel LME	12/15/2014	61	5,967,264	(1,300,398)
WTI Crude Oil	10/21/2014	248	22,607,680	(657,200)
Zinc LME	12/15/2014	129	7,377,187	(411,187)

Total				$(16,310,311)

[2]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$2,733,996,018	$—	$2,733,996,018
Forward Foreign Currency Contracts (unrealized appreciation)	—	22,374,523	—	22,374,523
Futures Contracts (unrealized appreciation)	11,352,666	—	—	11,352,666

Total	$11,352,666	$2,756,370,541	$—	$2,767,723,207

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(4,049,476)	$—	$(4,049,476)
Futures Contracts (unrealized depreciation)	(59,735,941)	—	—	(59,735,941)

Total	$(59,735,941)	$(4,049,476)	$—	$(63,785,417)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2014 the Fund used long contracts on U.S. and foreign equity market indices and long and short contracts on U.S. and foreign government bonds, short-term interest rates, commodities (through investments in the Subsidiary) and foreign currencies in accordance with these objectives.

The following is a summary of derivative instruments for the Fund as of September 30, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$22,374,523	$—	$22,374,523

Exchange traded asset derivatives
Interest rate contracts	$—	$4,266,104	$4,266,104
Equity contracts	—	6,798,942	6,798,942
Commodity contracts	—	287,620	287,620

Total exchange traded asset derivatives	$—	$11,352,666	$11,352,666

Total asset derivatives	$22,374,523	$11,352,666	$33,727,189

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(4,049,476)	$—	$(4,049,476)

Exchange traded liability derivatives
Interest rate contracts	$—	$(1,805,476)	$(1,805,476)
Equity contracts	—	(41,332,534)	(41,332,534)
Commodity contracts	—	(16,597,931)	(16,597,931)

Total exchange traded liability derivatives	$—	$(59,735,941)	$(59,735,941)

Total liability derivatives	$(4,049,476)	$(59,735,941)	$(63,785,417)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2014, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2014:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$22,374,523	$18,325,047
Collateral pledged to UBS AG	6,748,496	6,748,496

Total over-the-counter counterparty credit risk	29,123,019	25,073,543

Exchange traded counterparty credit risk
Futures contracts	11,352,666	11,352,666
Margin with brokers	234,416,405	234,416,405

Total exchange traded counterparty credit risk	245,769,071	245,769,071

Total counterparty credit risk	$274,892,090	$270,842,614

Investment Summary at September 30, 2014 (Unaudited)

Certificates of Deposit	80.1%
Financial Company Commercial Paper	6.8
Commercial Paper	4.0
Other Notes	1.5

Total Investments	92.4
Other assets less liabilities (including forward foreign currency and futures contracts)	7.6

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 89.0% of Net Assets
	Certificates of Deposit – 76.2%
$50,000,000	BNP Paribas, 0.010%, 10/01/2014	$50,000,000
7,900,000	Canadian Imperial Bank of Commerce, 0.010%, 10/01/2014	7,900,000
10,000,000	National Bank of Kuwait, 0.050%, 10/01/2014	10,000,000
5,000,000	Sumitomo Mitsui Bank (NY), 0.060%, 10/02/2014	5,000,000
25,000,000	Landesbank Hessen Thueringen Girozentrale, 0.145%, 10/02/2014	25,000,000
5,000,000	Mizuho Corporate Bank, 0.210%, 10/02/2014	5,000,010
50,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.150%, 10/03/2014	50,000,000
15,000,000	Oversea-Chinese Banking Corp., 0.190%, 10/08/2014	15,000,240
25,000,000	Toronto Dominion Bank, 0.250%, 10/10/2014(b)	25,001,100
30,000,000	Oversea-Chinese Banking Corp., 0.180%, 10/14/2014	30,000,325
15,000,000	Agricultural Bank of China, 0.380%, 10/14/2014	15,000,000
25,000,000	Svenska Handelsbanken (NY), 0.170%, 10/16/2014	25,000,325
15,000,000	Banco Del Estado de Chile, 0.200%, 10/20/2014	15,000,330
20,000,000	China Construction Bank Corp. (NY), 0.350%, 10/22/2014	20,000,058
50,000,000	Credit Agricole, 0.110%, 11/03/2014	50,000,000
30,000,000	Westpac Banking Corp. (NY), 0.290%, 11/06/2014(c)	30,004,920
25,000,000	Mizuho Corporate Bank, 0.190%, 11/12/2014	25,000,300
30,000,000	Bank of Nova Scotia (TX), 0.250%, 11/12/2014	30,006,090
40,000,000	National Bank of Kuwait, 0.280%, 11/13/2014	40,004,400
15,000,000	Mizuho Corporate Bank, 0.190%, 11/25/2014	15,000,240
30,000,000	Standard Chartered Bank (NY), 0.190%, 12/02/2014	30,000,510
25,000,000	Sumitomo Mitsui Bank (NY), 0.360%, 12/05/2014(c)	25,006,375
35,000,000	Skandinaviska Enskilda Banken (NY), 0.240%, 12/10/2014(c)	35,004,130
50,000,000	DNB Bank ASA, 0.180%, 1/05/2015	49,997,300
20,000,000	Sumitomo Mitsui Bank (NY), 0.230%, 1/05/2015	19,999,460
15,000,000	Bank of Montreal (IL), 0.180%, 1/08/2015	14,999,580

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$40,000,000	Norinchukin Bank, 0.260%, 1/08/2015(c)	$40,002,200
20,000,000	Toronto Dominion Bank, 0.210%, 1/16/2015	20,004,200
30,000,000	Banco Del Estado de Chile, 0.240%, 1/23/2015	30,001,920
30,500,000	Societe Generale S.A., 0.284%, 2/02/2015(b)(d)(e)	30,498,170
10,000,000	Bank of Nova Scotia (TX), 0.250%, 2/17/2015	10,001,550
45,000,000	Deutsche Zentral-Genossenschaftsbank, 0.310%, 2/25/2015	45,001,845
45,000,000	Rabobank Nederland, 0.220%, 4/01/2015	44,993,160
5,000,000	Rabobank Nederland, 0.284%, 6/15/2015(d)	4,999,270
35,000,000	Dexia Credit Local, 0.281%, 7/01/2015(d)	35,000,000
20,000,000	Bank of Montreal (IL), 0.234%, 7/16/2015(d)	19,996,920
10,000,000	Westpac Banking Corp. (NY), 0.224%, 7/17/2015(d)	9,998,460
15,000,000	China Construction Bank Corp. (NY), 0.404%, 7/20/2015(d)(e)	15,000,000
15,000,000	Bank of Montreal (IL), 0.226%, 8/07/2015(d)	14,997,465

		983,420,853

	Financial Company Commercial Paper – 8.3%
5,000,000	General Electric Capital Corp., 0.120%, 10/03/2014(f)	4,999,980
40,000,000	ING (U.S.) Funding LLC, 0.200%, 10/03/2014(f)	39,999,680
6,700,000	ICICI Bank LTD, (Credit Support: Wells Fargo), 0.200%, 11/03/2014(f)	6,699,022
20,000,000	Swedbank, 0.100%, 11/24/2014(f)	19,995,840
35,000,000	General Electric Capital Corp., 0.180%, 12/11/2014(f)	34,993,980

		106,688,502

	Commercial Paper – 3.0%
39,000,000	Cofco Capital Corp., (Credit Support: Bank of China), 0.430%, 10/09/2014(f)	38,996,273

		38,996,273

	Other Notes – 1.5%
5,000,000	JPMorgan Chase Bank NA, Series 1, 0.353%, 10/07/2015(d)	5,000,230
15,000,000	Wells Fargo, 0.353%, 10/20/2015(d)	15,002,730

		20,002,960

	Total Short-Term Investments (Identified Cost $1,149,080,407)	1,149,108,588

Description	Value (†)
Total Investments – 89.0% (Identified Cost $1,149,080,407)(a)	$1,149,108,588
Other assets less liabilities – 11.0%	141,326,705

Net Assets – 100.0%	$1,290,435,293

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2014, the value of the Fund’s investment in the Subsidiary was $48,739,337, representing 3.8% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2014, the net unrealized appreciation on short-term investments based on a cost of $1,149,080,407 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$49,556
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,375)

Net unrealized appreciation	$28,181

Only short-term obligations purchased with an original or remaining maturity of more than sixty days are valued at other than amortized cost.

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(d)	Variable rate security. Rate as of September 30, 2014 is disclosed.
(e)	Security payable on demand at par including accrued interest.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	12/17/2014	Australian Dollar	9,600,000	$8,359,922	$(365,057)
Sell	12/17/2014	Australian Dollar	24,700,000	21,509,383	497,386
Sell	12/17/2014	Australian Dollar	18,100,000	15,761,937	(32,530)
Sell	12/17/2014	British Pound	1,625,000	2,632,618	(8,374)
Sell	12/17/2014	Canadian Dollar	26,100,000	23,262,447	448,293
Sell	12/17/2014	Euro	65,625,000	82,932,650	1,980,982
Sell	12/17/2014	Japanese Yen	15,375,000,000	140,283,534	3,011,471
Sell	12/17/2014	New Zealand Dollar	24,700,000	19,138,014	883,391
Sell	12/17/2014	New Zealand Dollar	25,000,000	19,370,459	(128,309)
Sell	12/17/2014	Norwegian Krone	326,000,000	50,605,597	568,150
Buy	12/17/2014	Singapore Dollar	64,875,000	50,852,838	(414,766)
Sell	12/17/2014	Singapore Dollar	66,000,000	51,734,679	463,163
Sell	12/17/2014	South African Rand	378,000,000	33,071,599	912,922
Sell	12/17/2014	Swedish Krona	412,000,000	57,082,582	910,970
Sell	12/17/2014	Swiss Franc	23,500,000	24,633,169	173,156
Sell	12/17/2014	Turkish Lira	66,900,000	28,824,776	554,583

Total					$9,455,431

[1]	Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	10/17/2014	488	$51,947,548	$554,732
ASX SPI 200™	12/18/2014	393	45,445,848	(1,548,410)
CAC 40®	10/17/2014	421	23,471,191	(141,026)
DAX	12/19/2014	49	14,684,051	(188,763)
E-mini Dow	12/19/2014	685	58,105,125	(30,825)
E-mini NASDAQ 100	12/19/2014	826	66,819,270	(638,213)
E-mini S&P 500®	12/19/2014	594	58,375,350	(643,005)
Euribor	3/16/2015	5,259	1,659,433,187	1,577,566
Euro Schatz	12/08/2014	4,114	576,803,030	467,657
EURO STOXX 50®	12/19/2014	708	28,821,346	187,790
Euro-BTP	12/08/2014	891	146,839,317	1,297,620
Euro-OAT	12/08/2014	1,402	254,552,034	1,458,053
Eurodollar	3/16/2015	8,637	2,152,016,512	598,163
FTSE 100 Index	12/19/2014	333	35,659,330	(798,968)
FTSE MIB	12/19/2014	92	12,126,118	128,402
FTSE/JSE Top 40 Index	12/18/2014	743	29,326,201	(1,101,434)
German Euro BOBL	12/08/2014	2,341	378,234,003	1,300,993
German Euro Bund	12/08/2014	1,149	217,251,375	869,497
Hang Seng Index®	10/30/2014	309	45,405,771	(1,932,870)
IBEX 35	10/17/2014	291	39,910,533	367,915
Mini-Russell 2000	12/19/2014	161	17,655,260	(1,141,935)
MSCI Singapore	10/30/2014	653	37,807,149	(174,038)
MSCI Taiwan Index	10/30/2014	1,067	34,560,130	(810,920)
Nikkei 225™	12/11/2014	240	35,406,428	1,264,737
OMXS30®	10/17/2014	1,758	34,211,079	454,970
S&P CNX Nifty Futures Index	10/30/2014	2,664	42,562,728	(1,116,216)
S&P/TSX 60 Index	12/18/2014	355	54,596,366	(1,869,539)
Sterling	3/18/2015	6,257	1,257,354,763	320,349
TOPIX	12/11/2014	422	51,040,164	1,419,813
UK Long Gilt	12/29/2014	502	92,075,299	422,731
Ultra Long U.S. Treasury Bond	12/19/2014	449	68,472,500	(529,688)
2 Year U.S. Treasury Note	12/31/2014	3,400	744,068,750	(12,845)
3 Year Australia Government Bond	12/15/2014	1,865	178,521,270	492,385

Financial Futures (continued)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	12/31/2014	1,098	$129,847,079	$(248,765)
10 Year Australia Government Bond	12/15/2014	688	72,767,464	742,028
10 Year Canada Government Bond	12/18/2014	988	119,518,050	(793,973)
10 Year Japan Government Bond	12/11/2014	257	341,744,974	468,657
10 Year U.S. Treasury Note	12/19/2014	785	97,842,891	(619,414)
30 Year U.S. Treasury Bond	12/19/2014	539	74,331,469	(644,273)

Total				$(591,062)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/17/2014	367	$17,966,944	$(1,421,207)
Cocoa	12/15/2014	448	14,784,000	98,460
Coffee	12/18/2014	41	2,972,756	68,419
Copper LME	12/17/2014	11	1,835,213	(100,925)
Live Cattle	12/31/2014	381	24,913,590	716,900
Nickel LME	12/15/2014	82	8,021,568	(1,748,076)
Zinc LME	12/15/2014	419	23,961,562	(1,335,562)

Total				$(3,721,991)

At September 30, 2014, open short futures contracts were as follows:

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/17/2014	377	$18,456,506	$26,861
Brent Crude Oil	11/13/2014	122	11,629,040	—
Copper High Grade	12/29/2014	159	11,954,813	120,550
Copper LME	12/17/2014	11	1,835,212	45,540
Corn	12/12/2014	1,967	31,545,763	5,340,387
Cotton	12/08/2014	672	20,620,320	1,631,110
Gas Oil	11/12/2014	441	35,643,825	341,100
Gasoline	10/31/2014	174	17,811,788	517,944
Gold	12/29/2014	445	53,916,200	1,538,400
Natural Gas	10/29/2014	263	10,838,230	(383,980)
New York Harbor ULSD	10/31/2014	126	14,026,446	366,735
Silver	12/29/2014	185	15,777,725	1,472,125
Soybean	11/14/2014	1,113	50,822,363	3,494,837
Soybean Meal	12/12/2014	990	29,591,100	658,250
Soybean Oil	12/12/2014	1,561	30,317,742	2,424,408
Sugar	2/27/2015	1,540	28,372,960	(1,342,398)
Wheat	12/12/2014	1,340	32,009,250	3,021,825
WTI Crude Oil	10/21/2014	136	12,397,760	360,400

Total				$19,634,094

[2]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$1,149,108,588	$—	$1,149,108,588
Forward Foreign Currency Contracts (unrealized appreciation)	—	10,404,467	—	10,404,467
Futures Contracts (unrealized appreciation)	36,638,309	—	—	36,638,309

Total	$36,638,309	$1,159,513,055	$—	$1,196,151,364

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(949,036)	$—	$(949,036)
Futures Contracts (unrealized depreciation)	(21,317,268)	—	—	(21,317,268)

Total	$(21,317,268)	$(949,036)	$—	$(22,266,304)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2014, the Fund used long and short contracts on foreign equity market indices, U.S. and foreign government bonds, foreign currencies, short-term interest rates and commodities (through investments in the Subsidiary) and long contracts on U.S. equity market indices, to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of September 30, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$10,404,467	$—	$10,404,467

Exchange traded asset derivatives
Interest rate contracts	$—	$10,015,699	$10,015,699
Equity contracts	—	4,378,359	4,378,359
Commodity contracts	—	22,244,251	22,244,251

Total exchange traded asset derivatives	$—	$36,638,309	$36,638,309

Total asset derivatives	$10,404,467	$36,638,309	$47,042,776

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(949,036)	$—	$(949,036)

Exchange traded liability derivatives
Interest rate contracts	$—	$(2,848,958)	$(2,848,958)
Equity contracts	—	(12,136,162)	(12,136,162)
Commodity contracts	—	(6,332,148)	(6,332,148)

Total exchange traded liability derivatives	$—	$(21,317,268)	$(21,317,268)

Total liability derivatives	$(949,036)	$(21,317,268)	$(22,266,304)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2014, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2014:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$10,404,467	$9,455,431
Collateral pledged to UBS AG	10,298,540	10,298,540

Total over-the-counter counterparty credit risk	20,703,007	19,753,971

Exchange traded counterparty credit risk
Futures contracts	36,638,309	36,638,309
Margin with brokers	97,589,194	97,589,194

Total exchange traded counterparty credit risk	134,227,503	134,227,503

Total counterparty credit risk	$154,930,510	$153,981,474

Investment Summary at September 30, 2014 (Unaudited)

Certificates of Deposit	76.2%
Financial Company Commercial Paper	8.3
Commercial Paper	3.0
Other Notes	1.5

Total Investments	89.0
Other assets less liabilities (including forward foreign currency and futures contracts)	11.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 49.1% of Net Assets
	Aerospace & Defense – 1.3%
514	Boeing Co. (The)	$65,473
1,869	Honeywell International, Inc.	174,041
764	Lockheed Martin Corp.	139,644
718	Northrop Grumman Corp.	94,604
979	Rockwell Collins, Inc.	76,852
828	United Technologies Corp.	87,437

		638,051

	Air Freight & Logistics – 0.3%
827	FedEx Corp.	133,519

	Airlines – 0.2%
3,142	Southwest Airlines Co.	106,105

	Auto Components – 0.2%
1,807	Johnson Controls, Inc.	79,508

	Automobiles – 0.3%
8,684	Ford Motor Co.	128,436

	Banks – 3.5%
14,514	Bank of America Corp.	247,464
6,025	Citigroup, Inc.	312,215
6,944	JPMorgan Chase & Co.	418,307
1,383	PNC Financial Services Group, Inc. (The)	118,357
4,410	U.S. Bancorp	184,470
8,618	Wells Fargo & Co.	447,016

		1,727,829

	Beverages – 1.5%
3,742	Coca-Cola Co. (The)	159,634
2,010	Coca-Cola Enterprises, Inc.	89,163
1,790	Dr Pepper Snapple Group, Inc.	115,115
4,102	PepsiCo, Inc.	381,855

		745,767

	Biotechnology – 2.1%
1,780	Amgen, Inc.	250,019
515	Biogen Idec, Inc.(b)	170,367
1,866	Celgene Corp.(b)	176,860
3,036	Gilead Sciences, Inc.(b)	323,182
358	Regeneron Pharmaceuticals, Inc.(b)	129,066

		1,049,494

	Capital Markets – 0.4%
3,500	Bank of New York Mellon Corp. (The)	135,555
1,865	Invesco Ltd.	73,630

		209,185

	Chemicals – 1.6%
490	Air Products & Chemicals, Inc.	63,788

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
2,364	Dow Chemical Co. (The)	$123,968
1,676	E.I. du Pont de Nemours & Co.	120,270
508	Ecolab, Inc.	58,334
933	LyondellBasell Industries NV, Class A	101,380
879	Monsanto Co.	98,896
618	Praxair, Inc.	79,722
275	Sherwin-Williams Co. (The)	60,222
479	Sigma-Aldrich Corp.	65,149

		771,729

	Commercial Services & Supplies – 0.2%
513	Stericycle, Inc.(b)	59,795
1,158	Tyco International Ltd.	51,612

		111,407

	Communications Equipment – 0.9%
8,800	Cisco Systems, Inc.	221,496
3,301	QUALCOMM, Inc.	246,816

		468,312

	Construction & Engineering – 0.1%
1,454	Quanta Services, Inc.(b)	52,766

	Consumer Finance – 0.3%
1,709	American Express Co.	149,606

	Containers & Packaging – 0.2%
1,304	MeadWestvaco Corp.	53,386
1,305	Sealed Air Corp.	45,518

		98,904

	Distributors – 0.1%
743	Genuine Parts Co.	65,169

	Diversified Financial Services – 1.1%
3,270	Berkshire Hathaway, Inc., Class B(b)	451,718
1,279	McGraw Hill Financial, Inc.	108,011

		559,729

	Diversified Telecommunication Services – 1.1%
2,456	CenturyLink, Inc.	100,426
13,274	Frontier Communications Corp.	86,414
7,692	Verizon Communications, Inc.	384,523

		571,363

	Electric Utilities – 0.8%
1,514	American Electric Power Co., Inc.	79,046
1,583	Duke Energy Corp.	118,361
679	NextEra Energy, Inc.	63,745
814	Northeast Utilities	36,060
1,329	PPL Corp.	43,644
1,688	Southern Co. (The)	73,681

		414,537

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 0.2%
1,600	Eaton Corp. PLC	$101,392

	Electronic Equipment, Instruments & Components – 0.4%
6,246	Corning, Inc.	120,798
1,860	TE Connectivity Ltd.	102,839

		223,637

	Energy Equipment & Services – 0.9%
2,346	Halliburton Co.	151,341
1,112	National Oilwell Varco, Inc.	84,623
2,255	Schlumberger Ltd.	229,311

		465,275

	Food & Staples Retailing – 1.1%
3,498	CVS Health	278,406
1,769	Wal-Mart Stores, Inc.	135,275
2,586	Walgreen Co.	153,272

		566,953

	Food Products – 0.9%
2,814	Archer-Daniels-Midland Co.	143,796
1,265	Mead Johnson Nutrition Co.	121,718
5,729	Mondelez International, Inc., Class A	196,304

		461,818

	Health Care Equipment & Supplies – 0.6%
508	CR Bard, Inc.	72,497
2,624	Medtronic, Inc.	162,557
1,388	St. Jude Medical, Inc.	83,460

		318,514

	Health Care Providers & Services – 0.5%
1,584	DaVita HealthCare Partners, Inc.(b)	115,854
720	McKesson Corp.	140,162

		256,016

	Hotels, Restaurants & Leisure – 0.4%
101	Chipotle Mexican Grill, Inc.(b)	67,326
397	McDonald’s Corp.	37,639
843	Starwood Hotels & Resorts Worldwide, Inc.	70,146

		175,111

	Household Durables – 0.2%
1,215	Garmin Ltd.	63,168
809	Lennar Corp., Class A	31,413

		94,581

	Household Products – 0.6%
965	Colgate-Palmolive Co.	62,937
2,648	Procter & Gamble Co. (The)	221,744

		284,681

	Industrial Conglomerates – 1.3%
1,397	3M Co.	197,927
1,729	Danaher Corp.	131,369

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – continued
12,006	General Electric Co.	$307,594

		636,890

	Insurance – 1.6%
3,509	American International Group, Inc.	189,556
932	Assurant, Inc.	59,928
626	Chubb Corp. (The)	57,016
1,288	Lincoln National Corp.	69,011
1,848	Marsh & McLennan Cos., Inc.	96,724
2,355	MetLife, Inc.	126,511
1,415	Principal Financial Group, Inc.	74,245
1,065	Torchmark Corp.	55,774
2,256	XL Group PLC	74,831

		803,596

	Internet & Catalog Retail – 0.8%
703	Amazon.com, Inc.(b)	226,675
714	Expedia, Inc.	62,561
100	Priceline Group, Inc. (The)(b)	115,858

		405,094

	Internet Software & Services – 1.6%
2,976	Facebook, Inc., Class A(b)	235,223
458	Google, Inc., Class A(b)	269,492
460	Google, Inc., Class C(b)	265,585

		770,300

	IT Services – 0.8%
1,657	International Business Machines Corp.	314,549
1,496	Paychex, Inc.	66,123

		380,672

	Machinery – 0.7%
1,558	Caterpillar, Inc.	154,289
926	Dover Corp.	74,385
1,292	Illinois Tool Works, Inc.	109,071

		337,745

	Media – 2.0%
456	CBS Corp., Class B	24,396
4,604	Comcast Corp., Class A	247,603
1,240	DIRECTV(b)	107,285
678	Time Warner Cable, Inc.	97,286
1,536	Time Warner, Inc.	115,522
2	Time, Inc.(b)	47
4,196	Twenty-First Century Fox, Inc., Class A	143,881
2,858	Walt Disney Co. (The)	254,448

		990,468

	Multi-Utilities – 0.6%
1,829	CMS Energy Corp.	54,248
681	Consolidated Edison, Inc.	38,585
1,153	Dominion Resources, Inc.	79,661
1,716	NiSource, Inc.	70,322

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – continued
1,585	PG&E Corp.	$71,388

		314,204

	Multiline Retail – 0.3%
1,301	Macy’s, Inc.	75,692
972	Nordstrom, Inc.	66,456

		142,148

	Oil, Gas & Consumable Fuels – 3.9%
2,947	Chevron Corp.	351,636
2,330	ConocoPhillips	178,292
2,089	CONSOL Energy, Inc.	79,090
1,438	EOG Resources, Inc.	142,391
6,233	Exxon Mobil Corp.	586,214
913	Hess Corp.	86,114
2,766	Kinder Morgan, Inc.	106,048
1,010	Marathon Petroleum Corp.	85,517
1,406	Murphy Oil Corp.	80,015
1,607	Phillips 66	130,665
125	Pioneer Natural Resources Co.	24,621
2,654	Spectra Energy Corp.	104,196

		1,954,799

	Pharmaceuticals – 3.6%
3,926	AbbVie, Inc.	226,766
769	Actavis PLC(b)	185,544
934	Allergan, Inc.	166,429
4,596	Johnson & Johnson	489,888
5,323	Merck & Co., Inc.	315,547
1,688	Mylan, Inc.(b)	76,787
10,373	Pfizer, Inc.	306,730

		1,767,691

	Professional Services – 0.2%
681	Equifax, Inc.	50,898
745	Robert Half International, Inc.	36,505

		87,403

	REITs - Apartments – 0.2%
582	AvalonBay Communities, Inc.	82,045

	REITs - Diversified – 0.4%
1,183	American Tower Corp.	110,764
2,692	Weyerhaeuser Co.	85,767

		196,531

	REITs - Storage – 0.2%
519	Public Storage	86,071

	REITs - Warehouse/Industrials – 0.2%
2,007	ProLogis, Inc.	75,664

	Road & Rail – 0.7%
3,505	CSX Corp.	112,370

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – continued
2,025	Union Pacific Corp.	$219,551

		331,921

	Semiconductors & Semiconductor Equipment – 1.4%
1,946	Analog Devices, Inc.	96,307
3,814	Applied Materials, Inc.	82,421
9,795	Intel Corp.	341,062
1,006	Lam Research Corp.	75,148
1,907	Microchip Technology, Inc.	90,068

		685,006

	Software – 1.9%
1,876	Adobe Systems, Inc.(b)	129,800
11,995	Microsoft Corp.	556,088
6,792	Oracle Corp.	259,998

		945,886

	Specialty Retail – 1.2%
127	AutoZone, Inc.(b)	64,727
2,551	Home Depot, Inc. (The)	234,029
2,431	Lowe’s Cos., Inc.	128,649
1,901	TJX Cos., Inc. (The)	112,482
979	Tractor Supply Co.	60,218

		600,105

	Technology Hardware, Storage & Peripherals – 2.5%
9,094	Apple, Inc.	916,220
5,164	EMC Corp.	151,099
5,161	Hewlett-Packard Co.	183,061

		1,250,380

	Textiles, Apparel & Luxury Goods – 0.4%
1,524	NIKE, Inc., Class B	135,941
702	Under Armour, Inc., Class A(b)	48,508

		184,449

	Thrifts & Mortgage Finance – 0.1%
6,681	Hudson City Bancorp, Inc.	64,939

	Tobacco – 0.5%
1,689	Philip Morris International, Inc.	140,863
1,946	Reynolds American, Inc.	114,814

		255,677

	Total Common Stocks (Identified Cost $22,077,901)	24,379,078

Exchange Traded Funds – 10.2%
25,720	SPDR® S&P 500® ETF Trust (Identified Cost $4,790,422)	5,067,354

Principal Amount	Description	Value (†)
Short-Term Investments – 36.9%
	Certificates of Deposit – 32.7%
$150,000	Royal Bank of Canada, 0.010%, 10/01/2014	$150,000
850,000	Landesbank Hessen Thueringen Girozentrale, 0.145%, 10/02/2014 (c)	850,000
800,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.150%, 10/03/2014 (c)	800,000
600,000	Oversea-Chinese Banking Corp., 0.190%, 10/08/2014 (c)	600,010
350,000	Toronto Dominion Bank, 0.250%, 10/10/2014 (c)	350,015
800,000	Agricultural Bank of China, 0.380%, 10/14/2014 (c)	800,000
700,000	Svenska Handelsbanken (NY), 0.170%, 10/16/2014 (c)	700,009
700,000	China Construction Bank Corp. (NY), 0.350%, 10/22/2014 (c)	700,002
300,000	National Australia Bank, 0.224%, 10/23/2014 (c)(d)	300,008
800,000	Credit Agricole, 0.110%, 11/03/2014 (c)	800,000
700,000	Westpac Banking Corp. (NY), 0.290%, 11/06/2014 (c)	700,115
650,000	Sumitomo Mitsui Bank (NY), 0.210%, 11/10/2014 (c)	650,022
600,000	Mizuho Corporate Bank, 0.190%, 11/12/2014 (c)	600,007
400,000	Bank of Nova Scotia (TX), 0.250%, 11/12/2014 (c)	400,081
800,000	National Bank of Kuwait, 0.280%, 11/13/2014 (c)	800,088
250,000	Mizuho Corporate Bank, 0.190%, 11/25/2014 (c)	250,004
800,000	Standard Chartered Bank (NY), 0.190%, 12/02/2014 (c)	800,014
700,000	Skandinaviska Enskilda Banken (NY), 0.240%, 12/10/2014 (c)	700,083
800,000	DNB Bank ASA, 0.180%, 1/05/2015 (c)	799,957
200,000	Sumitomo Mitsui Bank (NY), 0.230%, 1/05/2015 (c)	199,995
800,000	Norinchukin Bank, 0.260%, 1/08/2015 (c)	800,044
300,000	Toronto Dominion Bank, 0.210%, 1/16/2015 (c)	300,063
800,000	Banco Del Estado de Chile, 0.240%, 1/23/2015 (c)	800,051
100,000	Societe Generale S.A., 0.284%, 2/02/2015 (c)(d)(e)	99,994
800,000	Deutsche Zentral-Genossenschaftsbank, 0.310%, 2/25/2015 (c)	800,033
300,000	Rabobank Nederland, 0.220%, 4/01/2015 (c)	299,954
500,000	Rabobank Nederland, 0.284%, 6/15/2015 (c)(d)	499,927
700,000	Dexia Credit Local, 0.281%, 7/01/2015 (c)(d)	700,000

		16,250,476

Principal Amount	Description	Value (†)
	Financial Company Commercial Paper – 4.2%
$700,000	ING (U.S.) Funding LLC, 0.200%, 10/03/2014 (f)	$699,994
150,000	ING (U.S.) Funding LLC, 0.180%, 11/04/2014 (c)(f)	149,975
500,000	Swedbank, 0.100%, 11/24/2014 (c)(f)	499,896
700,000	General Electric Capital Corp., 0.180%, 12/11/2014 (c)(f)	699,880

		2,049,745

	Total Short-Term Investments (Identified Cost $18,299,705)	18,300,221

	Total Investments – 96.2% (Identified Cost $45,168,028)(a)	47,746,653
	Other assets less liabilities – 3.8%	1,911,771

	Net Assets – 100.0%	$49,658,424

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2014, the net unrealized appreciation on investments based on a cost of $45,168,028 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,705,346
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(126,721)

Net unrealized appreciation	$2,578,625

(b)	Non-income producing security.
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(d)	Variable rate security. Rate as of September 30, 2014 is disclosed.
(e)	Security payable on demand at par including accrued interest.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF REITs SPDR	Exchange Traded Fund Real Estate Investment Trusts Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/19/2014	359	$35,280,725	$(395,035)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$24,379,078	$—	$—	$24,379,078
Exchange Traded Funds	5,067,354	—	—	5,067,354
Short-Term Investments*	—	18,300,221	—	18,300,221

Total	$29,446,432	$18,300,221	$—	$47,746,653

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(395,035)	$—	$—	$(395,035)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2014 there were no transfers among Levels 1, 2, and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts to hedge against a decline in value of an equity security that it owns. The Fund may also use futures contracts to increase its exposure to the U.S. equity market or to manage volatility. During the period ended September 30, 2014, the Fund used long contracts on U.S. equity market indices to gain investment exposure in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2014:

Liabilities	Unrealized depreciation on futures contracts
Exchange traded liability derivatives
Equity contracts	$(395,035)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Maximum Amount of Loss - Gross
Exchange traded counterparty credit risk
Margin with brokers	$2,024,895

Industry Summary at September 30, 2014 (Unaudited)

Exchange Traded Funds	10.2%
Oil, Gas & Consumable Fuels	3.9
Pharmaceuticals	3.6
Banks	3.5
Technology Hardware, Storage & Peripherals	2.5
Biotechnology	2.1
Media	2.0
Other Investments, less than 2% each	31.5
Short-Term Investments	36.9

Total Investments	96.2
Other assets less liabilities (including futures contracts)	3.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 59.3% of Net Assets
Non-Convertible Bonds – 55.4%
	ABS Car Loan – 1.7%
$4,050,000	Ally Master Owner Trust, Series 2014-2, Class A, 0.524%, 1/16/2018(b)(c)	$4,052,118
2,259,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.310%, 10/08/2019(c)	2,306,592
1,524,213	Ford Credit Auto Owner Trust, Series 2013-C, Class A2, 0.550%, 4/15/2016(c)	1,524,762
5,575,000	Honda Auto Receivables Owner Trust, Series 2013-4, Class A3, 0.690%, 9/18/2017(c)	5,578,077
1,889,983	Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2, 0.520%, 4/15/2016(c)	1,890,934
4,625,000	Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3, 0.670%, 8/15/2018(c)	4,614,057
1,565,000	USAA Auto Owner Trust, Series 2012-1, Class A4, 0.570%, 8/15/2017(c)	1,565,606

		21,532,146

	ABS Credit Card – 3.4%
1,015,000	American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 4/15/2020	1,013,687
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 0.574%, 2/16/2021(b)(c)	3,154,514
1,860,000	American Express Credit Account Master Trust, Series 2013-3, Class A, 0.980%, 5/15/2019(c)	1,858,268
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 0.534%, 6/15/2021(b)(c)	2,048,237
3,075,000	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/2019(c)	3,066,049
6,600,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.010%, 10/15/2018(c)	6,592,126
6,700,000	Citibank Credit Card Issuance Trust, Series 2013-A10, Class A10, 0.730%, 2/07/2018(c)	6,703,109
3,165,000	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.320%, 9/07/2018(c)	3,186,190
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.584%, 9/10/2020(b)(c)	5,847,508
2,925,000	Citibank Credit Card Issuance Trust, Series 2014-A3, Class A3, 0.353%, 5/09/2018(b)(c)	2,925,000
3,000,000	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 4/24/2019(c)	2,993,319
3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020	3,042,019
1,990,000	World Financial Network Credit Card Master Trust, Series 2014-A, Class A, 0.534%, 12/15/2019(b)(c)	1,991,387

		44,421,413

	ABS Home Equity – 12.8%
1,080,510	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 2.702%, 3/25/2035(b)(c)	1,032,853
1,237,387	Adjustable Rate Mortgage Trust, Series 2004-5, Class 5A1, 2.590%, 4/25/2035(b)(c)	1,215,485

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$2,232,748	Adjustable Rate Mortgage Trust, Series 2004-5, Class 6A1, 2.632%, 4/25/2035(b)(c)	$2,226,249
1,110,921	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033(c)	1,166,548
900,266	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033(c)	918,056
679,240	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	694,618
2,318,260	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025(c)	2,363,514
400,000	American Homes 4 Rent, 6.231%, 10/17/2036, 144A	400,508
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	300,178
1,544,464	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033(c)	1,589,152
2,300,294	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033(c)	2,360,037
1,387,601	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(c)	1,429,713
1,883,430	Banc of America Alternative Loan Trust, Series 2005-6, Class CB7, 5.250%, 7/25/2035(c)	1,696,353
808,744	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.605%, 7/25/2037, 144A(b)	620,995
2,312,891	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.523%, 11/20/2034(b)(c)	2,184,933
909,480	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035(c)	949,851
1,784,164	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(c)	1,830,303
3,108,059	Bayview Opportunity Master Fund Trust, Series 2014-18NP, Class A, 3.228%, 7/28/2034, 144A(b)(c)	3,117,079
1,787,030	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1, 2.973%, 2/25/2036(b)	1,408,938
810,604	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.656%, 9/25/2034(b)	759,736
1,798,252	Chase Mortgage Finance Trust, Series 2007-A1, Class 3A1, 2.567%, 2/25/2037(b)(c)	1,783,116
1,827,972	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036(c)	1,869,969
1,027,560	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.612%, 5/25/2035(b)(c)	1,016,817
594,287	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	532,850
2,889,729	CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A1, 6.000%, 9/25/2036(c)	2,535,289
2,078,105	CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.000%, 6/25/2037(c)	1,745,959
1,129,823	CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A3, 6.000%, 6/25/2037	949,242
1,855,000	Colony American Homes, Series 2014-1A, Class C, 2.100%, 5/17/2031, 144A(c)	1,826,858
2,510,849	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033(d)	2,559,685

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,235,188	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034(c)	$1,306,661
4,274,063	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034(d)	4,279,858
1,133,148	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(c)	1,198,633
131,582	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.527%, 8/25/2034(e)	133,018
1,201,598	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.365%, 5/25/2035(b)(c)	1,029,618
975,855	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	903,314
748,873	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	512,875
852,967	Countrywide Alternative Loan Trust, Series 2007-4, Class 1A7, 5.750%, 4/25/2037	778,986
1,409,546	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-57, Class A11, 5.500%, 1/25/2034(c)	1,470,944
1,458,135	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 8A1, 2.581%, 8/25/2034(b)(c)	1,373,500
225,654	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.395%, 9/20/2034(b)	223,277
507,597	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.425%, 4/25/2035(b)	441,106
1,695,398	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035(c)	1,587,657
1,956,919	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-10, Class 1A16, 6.000%, 5/25/2036(c)	1,832,792
2,720,346	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-20, Class 1A35, 6.000%, 2/25/2037(c)	2,549,976
948,097	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 2.565%, 11/25/2033(b)	917,118
826,795	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 2.606%, 12/25/2033(b)	804,190
2,529,978	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR3, Class 3A1, 2.579%, 5/25/2034(b)(c)	2,505,647
282,245	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028	285,621
1,267,783	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035(c)	1,127,921
622,553	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1, 6.500%, 10/25/2021	545,717
1,372,071	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-3, Class 4A4, 5.250%, 6/25/2035(c)	1,392,998
1,208,967	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-5, Class 1A4, 5.500%, 11/25/2035(c)	1,142,889
1,492,159	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/2018, 144A(c)	1,505,292
213,985	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	220,859

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$2,139,324	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.738%, 6/19/2035(b)(c)	$2,142,511
882,582	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 2.959%, 7/19/2035(b)	827,945
294,154	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.814%, 12/25/2034(b)	283,604
1,773,070	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.731%, 12/25/2034(b)(c)	1,770,029
812,338	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.470%, 7/25/2035(b)	760,591
2,811,480	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.682%, 9/25/2035(b)(c)	2,839,572
1,630,752	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036(c)	1,340,659
2,466,242	Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A, 0.265%, 5/25/2037(b)(c)	1,661,811
1,200,973	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 0.935%, 12/25/2034(b)(c)	995,407
2,581,641	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.795%, 7/25/2045(b)(c)	2,429,121
3,035,000	Invitation Homes Trust, Series 2014-SFR1, Class B, 1.654%, 6/17/2031, 144A(b)(c)	2,988,871
3,053,488	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 3A1, 2.487%, 3/25/2036(b)(c)	2,671,316
1,279,573	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 1.990%, 11/25/2033(b)	1,281,199
2,785,250	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.367%, 4/25/2035(b)(c)	2,722,741
1,134,962	JPMorgan Mortgage Trust, Series 2005-A5, Class 1A2, 2.656%, 8/25/2035(b)(c)	1,138,417
2,841,603	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.000%, 1/25/2036(c)	2,575,831
1,921,885	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 2.444%, 2/25/2036(b)(c)	1,678,423
3,504,317	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A4, 2.612%, 1/25/2037(b)(c)	3,128,230
2,903,833	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.750%, 3/25/2037(c)	2,525,261
2,605,565	Lehman XS Trust, Series 2006-4N, Class A2A, 0.375%, 4/25/2046(b)(c)	1,886,517
448,504	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 2.542%, 5/25/2034(b)(e)	430,562
3,068,920	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 2.484%, 7/25/2034(b)(c)	3,095,033
691,935	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 2.599%, 4/25/2036(b)	667,646
619,365	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.315%, 1/25/2047(b)	471,682
943,662	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(c)	978,244
370,279	MASTR Alternative Loan Trust, Series 2004-12, Class 6A2, 5.250%, 12/25/2034(e)	364,420
1,072,971	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(c)	1,121,842

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,145,166	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(c)	$1,207,913
2,621,033	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034(c)	2,684,352
2,025,299	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037(c)	1,529,806
1,868,772	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8, 6.000%, 3/25/2037(c)	1,411,574
388,730	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.112%, 5/25/2036(b)	388,928
1,211,637	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(c)	1,146,195
2,574,922	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(c)	2,617,835
815,113	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.414%, 10/25/2035(b)	802,595
2,518,739	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035(c)	2,078,848
1,005,298	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036(c)	1,033,991
1,182,515	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.630%, 9/25/2034(b)(c)	1,177,543
6,852,104	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 2A, 2.433%, 11/25/2034(b)(d)	6,814,815
1,969,152	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.360%, 6/25/2034(b)	1,958,044
713,310	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.465%, 7/25/2035(b)	537,527
1,586,890	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(c)	1,669,967
1,459,409	Vericrest Opportunity Loan Transferee, Series 2013-NPL4, Class A1, 3.960%, 11/25/2053, 144A(c)	1,466,004
2,108,582	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.396%, 1/25/2035(b)(c)	2,125,826
769,432	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034	811,262
6,150,000	WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3, 2.364%, 8/25/2035(b)	6,015,297
1,364,766	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.176%, 9/25/2046(b)(c)	1,276,471
2,984,859	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.926%, 1/25/2047(b)(c)	2,864,390
379,355	Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 1A9, 2.612%, 10/25/2033(b)	381,785
1,341,995	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 2.637%, 2/25/2034(b)(c)	1,357,248
542,977	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	567,057
683,566	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	704,202
2,625,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036(c)	2,597,157

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 993,364	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.614%, 6/25/2035(b)(c)	$1,003,614

		166,163,082

	ABS Other – 1.8%
1,253,530	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A(c)	1,278,452
1,495,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A(c)	1,494,970
1,995,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A(c)	1,995,624
745,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A	744,999
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A(c)	6,473,576
409,211	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	416,716
1,651,194	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A(c)	1,652,325
3,482,802	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(c)	3,476,059
1,895,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A(c)	1,891,354
3,400,833	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(c)	3,436,409

		22,860,484

	Aerospace & Defense – 0.9%
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A(c)	5,672,835
825,000	Rockwell Collins, Inc., 0.584%, 12/15/2016(b)	824,468
5,905,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A(c)	5,373,550

		11,870,853

	Automotive – 3.2%
6,590,000	Daimler Finance North America LLC, 0.920%, 8/01/2016, 144A(b)(c)	6,651,353
5,250,000	Ford Motor Credit Co. LLC, 1.483%, 5/09/2016(b)(c)	5,322,056
2,471,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,526,598
5,960,000	Nissan Motor Acceptance Corp., 0.784%, 3/03/2017, 144A(b)(c)	5,979,978
6,640,000	Nissan Motor Acceptance Corp., 0.935%, 9/26/2016, 144A(b)(c)	6,693,525
10,650,000	Toyota Motor Credit Corp., 0.521%, 5/17/2016(b)(c)	10,688,265
3,210,000	Volkswagen International Finance NV, 0.671%, 11/18/2016, 144A(b)(c)	3,224,946

		41,086,721

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – 4.2%
$3,310,000	Bank of America Corp., 1.274%, 1/15/2019(b)(c)	$3,357,204
6,825,000	Bank of America Corp., MTN, 4.200%, 8/26/2024	6,765,984
12,955,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A(d)	12,622,523
9,280,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)(c)	7,091,407
7,200,000	Morgan Stanley, 4.350%, 9/08/2026	7,076,282
11,135,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(c)	11,785,707
6,150,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A(c)	6,191,445

		54,890,552

	Brokerage – 0.2%
3,085,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	3,038,725

	Building Materials – 0.5%
3,660,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A(c)	3,550,200
1,745,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A(c)	1,771,175
3,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)(c)	1,437,953

		6,759,328

	Cable Satellite – 0.2%
765,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	765,956
800,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	1,291,434
720,000	Wave Holdco LLC/Wave Holdco Corp., 8.250% (9.000% PIK), 7/15/2019, 144A(f)	738,000

		2,795,390

	Chemicals – 0.7%
3,170,000	Hercules, Inc., 6.500%, 6/30/2029(c)	2,821,300
2,950,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	2,868,875
2,905,000	Perstorp Holding AB, 11.000%, 8/15/2017, 144A(c)	2,992,150

		8,682,325

	Collateralized Mortgage Obligations – 0.6%
28,611,080	Government National Mortgage Association, Series 2010-83, Class IO, 0.489%, 7/16/2050(b)(g)	793,814
73,490,447	Government National Mortgage Association, Series 2012-135, Class IO, 1.046%, 1/16/2053(b)(c)(g)	5,571,090
12,661,738	Government National Mortgage Association, Series 2012-78, Class IO, 1.046%, 6/16/2052(b)(g)	881,713

		7,246,617

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – 1.4%
$17,660,000	Caterpillar Financial Services Corp., MTN, 0.475%, 2/26/2016(b)(c)	$17,708,247

	Consumer Cyclical Services – 0.5%
5,915,000	ServiceMaster Co. (The), 7.000%, 8/15/2020(c)	6,151,600

	Electric – 1.2%
4,205,000	Cia de Eletricidade do Estado da Bahia, 11.750%, 4/27/2016, 144A, (BRL)(c)	1,683,546
11,740,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(c)	13,604,312

		15,287,858

	Finance Companies – 3.0%
8,365,000	Air Lease Corp., 4.250%, 9/15/2024	8,229,069
4,700,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(c)(h)	5,440,250
12,535,000	iStar Financial, Inc., 4.000%, 11/01/2017(c)	12,158,950
1,504,000	iStar Financial, Inc., 5.000%, 7/01/2019	1,447,600
11,630,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A(c)	11,513,700

		38,789,569

	Financial Other – 1.5%
630,000	Corporacion Financiera de Desarrollo S.A., 3.250%, 7/15/2019, 144A	628,425
1,240,000	Corporacion Financiera de Desarrollo S.A., (fixed rate to 7/15/2024, variable rate thereafter), 5.250%, 7/15/2029, 144A(c)	1,257,050
6,100,000	Hyundai Capital Services, Inc., 1.034%, 3/18/2017, 144A(b)(c)	6,122,161
2,518,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019(c)	2,480,230
8,700,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A(c)	8,874,000

		19,361,866

	Food & Beverage – 0.7%
10,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(c)	3,860,688
2,300,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	840,977
1,101,000	Crestview DS Merger Sub II, Inc., 10.000%, 9/01/2021	1,216,605
3,500,000	General Mills, Inc., 0.534%, 1/29/2016(b)(c)	3,504,326

		9,422,596

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Government Owned—No Guarantee – 1.4%
18,670,000,000		Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(c)	$9,387,576
6,000,000		Petroleos de Venezuela S.A., 5.500%, 4/12/2037	2,910,000
700,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(c)	5,528,168

			17,825,744

		Healthcare – 0.8%
5,450,000		Baxter International, Inc., 0.405%, 12/11/2014(b)(c)	5,451,591
2,505,000		BioScrip, Inc., 8.875%, 2/15/2021, 144A(c)	2,564,494
2,656,000		Universal Health Services, Inc., 4.750%, 8/01/2022, 144A(d)	2,652,680

			10,668,765

		Independent Energy – 0.0%
140,000		Chesapeake Energy Corp., 6.625%, 8/15/2020	154,420
7,460,000		OGX Austria GmbH, 8.375%, 4/01/2022, 144A(i)	246,180
4,420,000		OGX Austria GmbH, 8.500%, 6/01/2018, 144A(i)	176,800

			577,400

		Industrial Other – 0.2%
2,200,000		Alfa SAB de CV, 6.875%, 3/25/2044, 144A(c)	2,444,750

		Integrated Energy – 0.2%
2,935,000		BP Capital Markets PLC, 0.657%, 11/07/2016(b)(c)	2,939,282

		Leisure – 0.2%
3,575,000		24 Hour Holdings III LLC, 8.000%, 6/01/2022, 144A(c)	3,306,875

		Life Insurance – 1.0%
8,600,000		Assicurazioni Generali SpA, EMTN, (fixed rate to 12/12/2022, variable rate thereafter), 7.750%, 12/12/2042, (EUR)(c)	13,414,859

		Lodging – 0.2%
2,105,000		Host Hotels & Resorts LP, 5.250%, 3/15/2022(c)	2,314,132

		Media Entertainment – 0.4%
2,820,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020(c)	2,925,750
27,290,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(c)	1,709,701

			4,635,451

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – 0.1%
$975,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	$970,125

	Non-Agency Commercial Mortgage-Backed Securities – 3.6%
950,000	Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class E, 6.647%, 5/11/2039, 144A(b)	963,450
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 5.730%, 4/15/2044, 144A(b)(c)	4,954,865
2,765,000	Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.635%, 5/10/2035, 144A(b)(c)	2,574,035
850,000	Commercial Mortgage Trust, Series 2014-SAVA, Class A, 1.304%, 6/15/2034, 144A(b)	850,319
855,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 1.904%, 6/15/2034, 144A(b)	854,584
1,605,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.554%, 6/15/2034, 144A(b)(c)	1,603,541
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.730%, 11/10/2046, 144A(b)(c)	2,752,678
1,300,000	Del Coronado Trust, Series 2013-HDMZ, Class M, 5.154%, 3/15/2018, 144A(b)(c)	1,303,640
7,430,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.521%, 12/05/2031, 144A(b)(c)	7,704,591
4,340,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.991%, 8/10/2045(b)(c)	4,499,747
1,915,000	Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/2030, 144A(c)	1,945,560
1,460,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A(c)	1,488,493
1,580,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.609%, 11/05/2030, 144A(b)(c)	1,604,496
1,520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(c)	1,589,697
945,264	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWMZ, Class M, 6.154%, 4/15/2018, 144A(b)	952,070
1,325,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.773%, 4/12/2049(b)(c)	1,422,707
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.481%, 6/15/2044, 144A(b)(c)	2,204,668
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 2.654%, 11/15/2026, 144A(b)(c)	2,285,775
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 3.404%, 11/15/2026, 144A(b)(c)	2,207,966
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.647%, 2/15/2044, 144A(b)(c)	2,734,297

		46,497,179

	Oil Field Services – 0.7%
2,230,000	Paragon Offshore Ltd., 6.750%, 7/15/2022, 144A(c)	1,884,350
4,115,000	Paragon Offshore Ltd., 7.250%, 8/15/2024, 144A(d)	3,477,175

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Oil Field Services – continued
$3,310,000		Shell International Finance BV, 0.444%, 11/15/2016(b)(c)	$3,319,791

			8,681,316

		Packaging – 0.1%
800,000		Ardagh Finance Holdings, 8.375% (8.375% PIK), 6/15/2019, 144A, (EUR)(c)(f)	985,179

		Pharmaceuticals – 0.2%
3,070,000		Johnson & Johnson, 0.308%, 11/28/2016(b)(c)	3,075,299

		Property & Casualty Insurance – 0.4%
5,435,000		Old Republic International Corp., 4.875%, 10/01/2024	5,442,218

		Railroads – 0.4%
4,700,000		Canadian National Railway Co., 0.437%, 11/06/2015(b)(c)	4,705,142

		Retailers – 0.2%
1,975,000		Group 1 Automotive, Inc., 5.000%, 6/01/2022, 144A(c)	1,910,813
1,080,000		Phillips-Van Heusen Corp., 7.750%, 11/15/2023(c)	1,300,730

			3,211,543

		Technology – 1.4%
1,425,000		Advanced Micro Devices, Inc., 7.000%, 7/01/2024	1,360,875
4,000,000		Blackboard, Inc., 7.750%, 11/15/2019, 144A(c)	3,960,000
4,900,000		Jabil Circuit, Inc., 4.700%, 9/15/2022(c)	4,930,625
3,030,000		Rolta Americas LLC, 8.875%, 7/24/2019, 144A(c)	3,109,537
5,230,000		Sanmina Corp., 4.375%, 6/01/2019, 144A(c)	5,125,400

			18,486,437

		Treasuries – 4.5%
4,271,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	33,158,708
465,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(c)	3,584,362
405,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)(c)	3,303,450
1,700,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(c)	14,290,708
130,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(c)	1,096,287
7,091,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)(c)	2,621,736

			58,055,251

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 0.6%
3,350,000	Altice S.A., 7.250%, 5/15/2022, 144A, (EUR)(c)	$4,379,312
3,025,000	Wind Acquisition Finance S.A., 4.203%, 7/15/2020, 144A, (EUR)(b)(c)	3,806,400

		8,185,712

	Wirelines – 0.3%
12,060,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(c)	4,487,488

	Total Non-Convertible Bonds (Identified Cost $729,235,647)	718,979,519

Convertible Bonds – 3.9%
	Automotive – 0.6%
3,195,000	Ford Motor Co., 4.250%, 11/15/2016(c)	5,475,431
755,000	TRW Automotive, Inc., 3.500%, 12/01/2015(c)	2,583,044

		8,058,475

	Consumer Products – 0.2%
2,485,000	Jarden Corp., 1.125%, 3/15/2034, 144A(c)	2,477,234

	Energy – 0.1%
425,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	430,312
2,075,000	Peabody Energy Corp., 4.750%, 12/15/2066(c)	1,421,375

		1,851,687

	Home Construction – 0.1%
635,000	Lennar Corp., 3.250%, 11/15/2021, 144A	1,089,025

	Pharmaceuticals – 1.1%
449,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	475,379
1,168,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020(c)	1,278,960
1,600,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021, 144A(c)	1,608,000
1,125,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016(c)	5,253,047
1,670,000	Mylan, Inc., 3.750%, 9/15/2015(d)	5,705,137

		14,320,523

	Retailers – 0.6%
4,430,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020(c)	4,931,144
2,295,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	2,164,472

		7,095,616

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – 1.2%
$1,810,000	Ciena Corp., 3.750%, 10/15/2018, 144A(c)	$2,108,650
3,815,000	JDS Uniphase Corp., 0.625%, 8/15/2033(c)	3,812,616
2,045,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A(c)	2,214,991
915,000	Novellus Systems, Inc., 2.625%, 5/15/2041(c)	1,994,128
1,985,000	Nuance Communications, Inc., 2.750%, 11/01/2031(c)	1,957,706
3,145,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A(c)	3,490,950

		15,579,041

	Total Convertible Bonds (Identified Cost $46,245,480)	50,471,601

	Total Bonds and Notes (Identified Cost $775,481,127)	769,451,120

Loan Participations – 0.2%
	ABS Other – 0.2%
2,688,281	Rise Ltd., Series 2014-1, Class A, 4.750%, 2/15/2039(b)(e)(l)(m) (Identified Cost $2,708,443)	2,718,524

Senior Loans – 15.1%
	Aerospace & Defense – 0.2%
638,625	Sequa Corp., New Term Loan B, 5.250%, 6/19/2017(b)	607,096
690,219	Transdigm, Inc., Term Loan C, 3.750%, 2/28/2020(b)	677,795
837,900	Transdigm, Inc., Term Loan D, 3.750%, 6/04/2021(b)	822,189

		2,107,080

	Automotive – 0.7%
775,035	American Tire Distributors Holdings, Inc., Term Loan B, 5.750%, 6/01/2018(b)	773,586
899,415	Dealertrack Technologies, Inc., Term Loan B, 3.500%, 2/28/2021(b)	884,421
4,148,873	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(b)	4,128,129
92,755	Midas Intermediate Holdco II LLC, Delayed Draw Term Loan, 8/18/2021(j)	92,465
823,196	Midas Intermediate Holdco II LLC, Term Loan B, 8/18/2021(j)	820,628
1,769,565	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(b)	1,738,049

		8,437,278

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Banking – 0.1%
$1,711,875	Harland Clarke Holdings Corp., Extended Term Loan B2, 5.483%, 6/30/2017(b)	$1,708,673

	Building Materials – 0.8%
3,162,015	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(b)	3,097,795
2,579,710	Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 8/28/2020(b)	2,541,015
793,008	Ply Gem Industries, Inc., Term Loan, 4.000%, 2/01/2021(b)	776,402
1,068,927	Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 9/28/2020(b)	1,055,565
2,797,295	Wilsonart LLC, Term Loan B, 4.000%, 10/31/2019(b)	2,739,615

		10,210,392

	Cable Satellite – 0.2%
3,295,000	Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 6/07/2020(b)	3,205,145

	Chemicals – 0.9%
1,607,648	Arysta LifeScience SPC LLC, 1st Lien Term Loan, 4.500%, 5/29/2020(b)	1,591,572
1,556,307	Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 3.750%, 2/01/2020(b)	1,523,563
443,000	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(b)	438,459
1,185,000	MacDermid, Inc., USD 1st Lien Term Loan, 4.000%, 6/07/2020(b)	1,162,485
677,127	Nexeo Solutions LLC, Incremental Term Loan, 5.000%, 9/08/2017(b)	669,936
2,495,596	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(b)	2,469,093
3,302,191	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(b)	3,263,654

		11,118,762

	Consumer Cyclical Services – 0.6%
293,155	Garda World Security Corp., Delayed Draw Term Loan, 4.000%, 11/06/2020(b)	288,025
1,145,970	Garda World Security Corp., New Term Loan B, 4.000%, 11/06/2020(b)	1,125,916
2,405,671	Inmar Holdings, Inc., 1st Lien Term Loan, 4.250%, 1/27/2021(b)	2,360,564
3,173,689	ServiceMaster Co., 2014 Term Loan B, 4.250%, 7/01/2021(b)	3,122,624
616,782	Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/2019(b)	604,835

		7,501,964

	Consumer Products – 0.5%
637,621	Bauer Performance Sports Ltd., Term Loan B, 4.000%, 4/15/2021(b)	630,053
424,163	Libbey Glass, Inc., Term Loan B, 3.750%, 4/09/2021(b)	419,658
2,275,278	Tempur-Pedic International, Inc., Refi Term Loan B, 3.500%, 3/18/2020(b)	2,243,993

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Consumer Products – continued
$3,317,932	Zebra Technologies Corp., Term Loan B, 9/30/2021(j)	$3,293,047

		6,586,751

	Diversified Manufacturing – 0.0%
620,896	Doncasters Finance U.S. LLC, USD Term Loan, 4.500%, 4/09/2020(b)	615,854

	Electric – 0.1%
1,827,863	Calpine Construction Finance Co. LP, Original Term Loan B1, 3.250%, 5/03/2020(b)	1,763,887

	Finance Companies – 0.3%
1,137,566	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(b)	1,129,511
2,955,000	Delos Finance S.a.r.l., Term Loan B, 3.500%, 3/06/2021(b)	2,913,128

		4,042,639

	Financial Other – 0.4%
2,361,933	American Beacon Advisors, Inc., Term Loan B, 4.750%, 11/22/2019(b)	2,356,029
1,080,333	Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 4/23/2020(b)	1,072,230
1,235,663	Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 1/04/2021(b)	1,218,672
600,695	Harbourvest Partners LLC, New Term Loan, 3.250%, 2/04/2021(b)	590,934

		5,237,865

	Food & Beverage – 0.7%
2,686,500	Aramark Corp., USD Term Loan F, 3.250%, 2/24/2021(b)	2,631,104
5,124,250	Big Heart Pet Brands, New Term Loan, 3.500%, 3/08/2020(b)	4,912,875
1,109,425	Del Monte Foods, Inc., 1st Lien Term Loan, 4.256%, 2/18/2021(k)	1,037,312
823,996	Reddy Ice Corp., 1st Lien Term Loan, 6.751%, 5/01/2019(k)	778,676

		9,359,967

	Health Insurance – 0.2%
3,008,574	Sedgwick, Inc., 1st Lien Term Loan, 3.750%, 3/01/2021(b)	2,912,059

	Healthcare – 0.8%
370,091	Amsurg Corp., 1st Lien Term Loan B, 3.750%, 7/16/2021(b)	365,813
2,437,474	Evergreen Skills Lux S.a.r.l., 1st Lien Term Loan, 5.750%, 4/28/2021(b)	2,389,748
3,052,138	Millennium Laboratories, Inc., Term Loan B, 5.250%, 4/16/2021(b)	3,037,823
1,496,250	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 6/30/2021(b)	1,476,844
1,433,892	Planet Fitness Holdings LLC, Term Loan, 4.750%, 3/31/2021(b)	1,429,705

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Healthcare – continued
$1,720,417	Renaissance Learning, Inc., New 1st Lien Term Loan, 4.500%, 4/09/2021(b)	$1,682,791

		10,382,724

	Independent Energy – 0.2%
2,127,549	SRAM LLC, New Term Loan B, 4.018%, 4/10/2020(k)	2,053,085

	Industrial Other – 1.4%
1,040,000	AECOM Technology Corp., Term Loan B, 10/30/2021(j)	1,037,213
1,091,757	Brickman Group Ltd. LLC, 1st Lien Term Loan, 4.000%, 12/18/2020(b)	1,066,734
2,321,458	Crosby U.S. Acquisition Corp., 1st Lien Term Loan, 3.750%, 11/23/2020(b)	2,216,992
1,648,000	Gates Global, Inc., Term Loan B, 4.250%, 7/05/2021(b)	1,616,754
2,671,967	Generac Power Systems, Inc., Term Loan B, 3.250%, 5/31/2020(b)	2,620,210
516,691	Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/2019(b)	508,620
1,935,398	Pinnacle Operating Corp., Term Loan, 4.750%, 11/15/2018(b)	1,916,043
6,234,295	Silver II U.S. Holdings LLC, Term Loan, 4.000%, 12/13/2019(b)	6,119,334
751,429	Virtuoso U.S. LLC, USD Term Loan, 4.750%, 2/11/2021(b)	743,915
92,368	WESCO Distribution, Inc., Term Loan B, 3.750%, 12/12/2019(b)	91,945

		17,937,760

	Leisure – 0.1%
1,808,468	Time, Inc., Term Loan B, 4.250%, 4/26/2021(b)	1,788,122

	Lodging – 0.5%
6,169,409	Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/2020(b)	6,066,565

	Media Entertainment – 0.5%
621,220	Sinclair Television Group, Inc., Term Loan B, 3.000%, 4/09/2020(b)	610,088
3,153,210	Springer Science+Business Media Deutschland GmbH, USD Term Loan B3, 8/16/2021(j)	3,095,664
2,609,582	Tribune Co., 2013 Term Loan, 4.000%, 12/27/2020(b)	2,572,891

		6,278,643

	Metals & Mining – 0.1%
1,533,096	Metal Services LLC, Term Loan B, 6.000%, 6/30/2017(b)	1,532,452

	Midstream – 0.1%
1,930,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(b)	1,878,797

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Other Utility – 0.2%
$3,038,069	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	$2,969,712
160,706	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	157,090

		3,126,802

	Packaging – 0.2%
450,735	Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/2019(b)	443,974
1,904,881	Signode Industrial Group U.S., Inc., USD Term Loan B, 4.000%, 5/01/2021(b)	1,867,984

		2,311,958

	Pharmaceuticals – 1.0%
2,260,174	Amneal Pharmaceuticals LLC, New Term Loan, 4.752%, 11/01/2019(k)	2,254,524
3,226,785	Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.154%, 2/27/2021(b)	3,164,282
989,030	IMS Health, Inc., New USD Term Loan, 3.500%, 3/17/2021(b)	968,013
1,558,095	JLL/Delta Dutch Newco BV, USD Term Loan, 4.250%, 3/11/2021(b)	1,519,984
3,020,820	Mallinckrodt International Finance S.A., Term Loan B, 3.500%, 3/19/2021(b)	2,971,248
2,595,260	Quintiles Transnational Corp., Term Loan B3, 3.750%, 6/08/2018(b)	2,553,087

		13,431,138

	Property & Casualty Insurance – 0.6%
1,149,542	AmWINS Group LLC, New Term Loan, 5.000%, 9/06/2019(b)	1,146,668
2,608,584	CGSC of Delaware Holding Corp., 1st Lien Term Loan, 5.000%, 4/16/2020(b)	2,404,254
1,115,000	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(b)	970,050
3,077,535	Hub International Ltd., Term Loan B, 4.250%, 10/02/2020(b)	3,006,998

		7,527,970

	Restaurants – 0.2%
2,273,966	1011778 B.C. Unlimited Liability Co., 2014 Term Loan B, 9/24/2021(j)	2,256,274
246,429	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(b)	247,353

		2,503,627

	Retailers – 0.2%
323,417	Hillman Group, Inc. (The), Term Loan B, 4.500%, 6/30/2021(b)	321,800
1,910,962	Talbots, Inc. (The), 1st Lien Term Loan, 4.750%, 3/19/2020(b)	1,848,856

		2,170,656

	Supermarkets – 0.3%
2,977,325	Checkout Holding Corp., 1st Lien Term Loan, 4.500%, 4/09/2021(b)	2,893,216

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Supermarkets – continued
$804,277	Sprouts Farmers Markets Holdings LLC, New Term Loan, 4.000%, 4/23/2020(b)	$799,250

		3,692,466

	Technology – 1.6%
2,875,550	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(b)	2,852,776
1,523,151	BMC Foreign Holding Co., Term Loan, 5.000%, 9/10/2020(b)	1,496,496
2,944,644	BMC Software Finance, Inc., USD Term Loan, 5.000%, 9/10/2020(b)	2,893,112
1,169,509	Entegris, Inc., Term Loan B, 3.500%, 4/30/2021(b)	1,148,072
3,069,404	Infor (U.S.), Inc., USD Term Loan B5, 3.750%, 6/03/2020(b)	2,997,150
3,292,620	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(b)	2,996,284
1,663,690	M/A-COM Technology Solutions Holdings, Inc., Term Loan, 4.500%, 5/07/2021(b)	1,662,659
760,990	Microsemi Corp., Incremental Term Loan B2, 3.500%, 2/19/2020(b)	753,571
960,276	Nuance Communications, Inc., Term Loan C, 2.910%, 8/07/2019(b)	935,472
1,450,350	NXP BV, Term Loan D, 3.250%, 1/11/2020(b)	1,424,519
1,064,953	Oberthur Technologies of America Corp., USD Term Loan B2, 4.500%, 10/18/2019(b)	1,059,095
732,080	Verint Systems, Inc., USD Term Loan, 3.500%, 9/06/2019(b)	727,138

		20,946,344

	Transportation Services – 0.1%
785,128	FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/2019(b)	776,295
521,844	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	518,150

		1,294,445

	Wireless – 0.6%
3,057,975	Asurion LLC, New Term Loan B1, 5.000%, 5/24/2019(b)	3,040,025
923,313	Asurion LLC, New Term Loan B2, 4.250%, 7/08/2020(b)	907,542
2,158,475	Crown Castle Operating Co., Term Loan B2, 3.000%, 1/31/2021(b)	2,128,796
1,366,575	SBA Senior Finance II LLC, Term Loan B1, 3.250%, 3/24/2021(b)	1,336,019

		7,412,382

	Wirelines – 0.7%
1,301,850	Cincinnati Bell, Inc., New Term Loan B, 4.000%, 9/10/2020(b)	1,288,832
2,830,275	Level 3 Financing, Inc., 2020 Term Loan B, 4.000%, 1/15/2020(b)	2,777,207
2,012,036	LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 4/13/2020(b)	1,974,733

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Wirelines – continued
$3,049,072	Zayo Group LLC, Term Loan B, 4.000%, 7/02/2019(b)	$3,001,049

		9,041,821

	Total Senior Loans (Identified Cost $199,204,137)	196,186,073

Shares
Common Stocks – 6.0%
	Automobiles – 0.4%
88,460	General Motors Co.(c)	$2,825,412
19,989	Toyota Motor Corp., Sponsored ADR(c)	2,349,307

		5,174,719

	Banks – 0.1%
23,543	HSBC Holdings PLC, Sponsored ADR(c)	1,197,868

	Chemicals – 0.6%
82,634	Dow Chemical Co. (The)(c)	4,333,327
29,800	Rockwood Holdings, Inc.(c)	2,278,210
54,452	Tronox Ltd., Class A(c)	1,418,474

		8,030,011

	Communications Equipment – 0.5%
250,172	Cisco Systems, Inc.	6,296,829

	Food & Staples Retailing – 0.4%
35,903	CVS Health(c)	2,857,520
25,113	Wal-Mart Stores, Inc.(c)	1,920,391

		4,777,911

	Gas Utilities – 0.1%
58,444	Tokyo Gas Co Ltd., ADR(c)	1,317,328

	Industrial Conglomerates – 0.1%
10,144	Siemens AG, Sponsored ADR(c)	1,207,846

	Oil, Gas & Consumable Fuels – 0.5%
21,550	Exxon Mobil Corp.(c)	2,026,778
79,618	Kinder Morgan, Inc.	3,052,554
54,651	Statoil ASA, Sponsored ADR(c)	1,484,321

		6,563,653

	Pharmaceuticals – 1.6%
28,438	Bayer AG, Sponsored ADR(c)	3,984,448
64,155	Eli Lilly & Co.(c)	4,160,452
51,896	GlaxoSmithKline PLC, Sponsored ADR(c)	2,385,659
29,105	Johnson & Johnson(c)	3,102,302
62,096	Pfizer, Inc.(c)	1,836,178
71,312	Roche Holding AG, ADR(c)	2,637,831
36,223	Sanofi, ADR(c)	2,044,064

		20,150,934

	Semiconductors & Semiconductor Equipment – 0.2%
19,771	KLA-Tencor Corp.(c)	1,557,559

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
32,227	Texas Instruments, Inc.(c)	$1,536,906

		3,094,465

	Specialty Retail – 0.6%
39,070	Home Depot, Inc. (The)(c)	3,584,282
65,673	Lowe’s Cos., Inc.(c)	3,475,415

		7,059,697

	Technology Hardware, Storage & Peripherals – 0.2%
12,269	Canon, Inc., Sponsored ADR	399,847
80,565	EMC Corp.(c)	2,357,332

		2,757,179

	Tobacco – 0.3%
34,555	Altria Group, Inc.(c)	1,587,457
11,732	British American Tobacco PLC, Sponsored ADR(c)	1,326,654
14,375	Philip Morris International, Inc.(c)	1,198,875

		4,112,986

	Trading Companies & Distributors – 0.3%
47,823	Mitsubishi Corp., Sponsored ADR(c)	1,959,309
6,777	Mitsui & Co. Ltd., Sponsored ADR(c)	2,137,330

		4,096,639

	Wireless Telecommunication Services – 0.1%
40,938	Vodafone Group PLC, Sponsored ADR(c)	1,346,451

	Total Common Stocks (Identified Cost $70,184,946)	77,184,516

Preferred Stocks – 3.8%
Convertible Preferred Stocks – 2.7%
	Electric – 0.0%
9,050	NextEra Energy, Inc., 5.889%	542,186

	Energy – 0.2%
1,977	Chesapeake Energy Corp., Series A, 5.750%, 144A(c)	2,193,234

	Food & Beverage – 0.5%
128,521	Tyson Foods, Inc., 4.750%	6,464,606

	Metals & Mining – 0.2%
131,000	ArcelorMittal, 6.000%(c)	2,768,030

	REITs - Diversified – 1.3%
49,042	Crown Castle International Corp., Series A, 4.500%(c)	5,158,237
223,896	Weyerhaeuser Co., Series A, 6.375%(c)	12,097,101

		17,255,338

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	REITs - Health Care – 0.0%
8,000	Health Care REIT, Inc., Series I, 6.500%	$457,440

	REITs - Mortgage – 0.3%
67,436	iStar Financial, Inc., Series J, 4.500%(c)	4,012,442

	Utility Other – 0.2%
17,432	Dominion Resources, Inc., 6.375%	869,857
11,055	Dominion Resources, Inc., Series A, 6.125%	619,743
9,938	Dominion Resources, Inc., Series B, 6.000%	559,013

		2,048,613

	Total Convertible Preferred Stocks (Identified Cost $33,819,097)	35,741,889

Non-Convertible Preferred Stocks – 1.1%
	Banking – 0.6%
6,776	Ally Financial, Inc., Series G, 7.000%, 144A(c)	6,782,353
9,905	SunTrust Banks, Inc., Series E, 5.875%	228,310

		7,010,663

	Cable Satellite – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c)	4,201,600

	Property & Casualty Insurance – 0.2%
102,000	Montpelier Re Holdings Ltd., 8.875%(c)	2,796,840

	Total Non-Convertible Preferred Stocks (Identified Cost $13,436,093)	14,009,103

	Total Preferred Stocks (Identified Cost $47,255,190)	49,750,992

Exchange Traded Funds – 0.9%
257,556	iShares® MSCI Germany ETF	7,134,301
82,571	WisdomTree Japan Hedged Equity Fund(c)	4,320,115

	Total Exchange Traded Funds (Identified Cost $11,611,608)	11,454,416

Notional Amount/Shares/ Units of Currency(†††)	Description	Value(†)
Purchased Swaptions – 0.1%
	Interest Rate Swaptions – 0.1%
$43,725,000	5-year Interest Rate Swap Call, expiring 2/23/2015, Pay 2.0725%, Receive 3-month LIBOR (n)(o)	$501,263
15,800,000	10-year Interest Rate Swap Call, expiring 2/23/2015, Pay 2.7350%, Receive 3-month LIBOR (n)(o)	299,600

	Total Purchased Swaptions (Identified Cost $710,903)	800,863

Purchased Options – 0.0%
	Options on Securities – 0.0%
567,800	Citigroup, Inc., Call expiring October 18, 2014 at 55(p)	93,687

	Over-the-Counter Options on Currency – 0.0%
52,000,000	JPY Put, expiring November 26, 2014 at 111.1000(p)(q)	384,488

	Total Purchased Options (Identified Cost $496,541)	478,175

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 8.4%
4,036,533	Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/2014 at 0.000% to be repurchased at $4,036,866 on 10/01/2014 collateralized by $4,114,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $4,117,285 including accrued interest(r)	4,036,533
96,055,722	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $96,055,722 on 10/01/2014 collateralized by $365,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $360,438; $90,150,000 U.S. Treasury Note, 1.375% due 9/30/2018 valued at $89,699,250; $7,975,000 U.S. Treasury Note, 1.250% due 10/31/2018 valued at $7,925,156 including accrued interest(r)	96,055,722
9,400,000	U.S. Treasury Bills 0.048%, 2/19/2015(s)(t)	9,399,079

	Total Short-Term Investments (Identified Cost $109,490,506)	109,491,334

	Total Investments – 93.8% (Identified Cost $1,217,143,401)(a)	1,217,516,013
	Other assets less liabilities – 6.2%	80,978,228

	Net Assets – 100.0%	$1,298,494,241

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Interest rate swaptions are expressed as notional amount. Options on securities are expressed as shares. Options on currency are expressed as units of currency.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2014, the net unrealized depreciation on investments based on a cost of $1,218,114,434 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,082,921
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(33,681,342)

Net unrealized depreciation	$(598,421)

At December 31, 2013, the Fund had a short-term capital loss carryforward of $28,564,283 with no expiration date and a long-term capital loss carryforward of $6,849,896 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of September 30, 2014 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swap agreements.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swap agreements.
(e)	Fair valued by the Fund’s adviser or deemed to be fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2014, the value of these securities amounted to $3,646,524 or 0.3% of net assets.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended September 30, 2014, the issuer has not paid out any interest payments.
(g)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(h)	Perpetual bond with no specified maturity date.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Position is unsettled. Contract rate was not determined at September 30, 2014 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at September 30, 2014.
(l)	Illiquid security. At September 30, 2014, the value of this security amounted to $2,718,524 or 0.2% of net assets.
(m)	The Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
(n)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(o)	Counterparty is Deutsche Bank AG.

(p)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

(q)	Counterparty is Bank of America, N.A.
(r)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(s)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(t)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of Rule 144A holdings amounted to $282,054,590 or 21.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2014, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)		Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Bank of America, N.A	CDX.NA.HY Series 22, 5-Year**	(5.00%)	9/20/2019	$3,000,000		$688,316	$986,281	$297,965	$(3,750)
Bank of America, N.A.	iTraxx Europe Crossover Series 18, 5-Year	(5.00%)	12/20/2017	3,797,500	*	60,554	(513,063)	(573,617)	(6,056)
Bank of America, N.A.	Republic of Brazil	(1.00%)	6/20/2019	24,550,000		866,027	681,894	(184,133)	(6,138)
JPMorgan Chase Bank N.A.	General Mills, Inc.	(1.00%)	12/20/2019	12,500,000		(369,109)	(356,965)	12,144	(35,069)
JPMorgan Chase Bank N.A.	Kellogg Co.	(1.00%)	12/20/2019	12,300,000		(139,412)	(121,024)	18,388	(34,508)

JPMorgan Chase Bank N.A.	Safeway, Inc.	(1.00%)	9/20/2019	11,175,000	1,071,050	1,288,496	217,446	(2,794)

Total						$1,965,619	$(211,807)	$(88,315)

At September 30, 2014, the Fund had the following open centrally cleared credit default swap agreements:

Buy Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
CDX.NA.HY** Series 22, 5-Year	(5.00%)	6/20/2019	$37,224,000	$(2,223,501)	$44,272	$(5,170)
CDX.NA.HY** Series 22, 5-Year	(5.00%)	6/20/2019	3,069,000	(185,173)	57,839	(431)

Total				$(2,408,674)	$102,111	$(5,601)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
*	Notional value denominated in euros
**	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	10/07/2014	Australian Dollar	27,000,000	$23,631,486	$(1,553,034)
Sell[1]	10/22/2014	Brazilian Real	35,880,000	14,579,624	577,523
Sell[2]	10/27/2014	British Pound	800,000	1,296,639	14,241
Buy[1]	10/02/2014	Canadian Dollar	13,500,000	12,053,823	(64,289)
Buy[3]	10/14/2014	Canadian Dollar	1,460,000	1,303,226	(16,681)
Sell[1]	10/02/2014	Canadian Dollar	13,500,000	12,053,823	373,020
Sell[3]	10/14/2014	Canadian Dollar	1,460,000	1,303,226	21,153
Buy[1]	10/06/2014	Colombian Peso	23,600,000,000	11,650,689	10,738
Sell[1]	10/06/2014	Colombian Peso	23,600,000,000	11,650,688	593,786
Sell[4]	10/14/2014	Colombian Peso	18,400,000,000	9,077,884	263,166
Sell[4]	10/14/2014	Euro	825,000	1,042,097	23,240
Sell[1]	10/20/2014	Euro	9,845,000	12,436,172	311,499
Sell[1]	10/29/2014	Euro	17,665,000	22,315,662	206,330
Sell[2]	10/29/2014	Euro	3,025,000	3,821,391	35,272
Sell[1]	10/31/2014	Euro	3,350,000	4,232,008	21,835
Sell[1]	10/14/2014	Japanese Yen	841,200,000	7,670,552	218,114
Sell[1]	10/31/2014	Mexican Peso	870,300,000	64,669,357	(41,840)
Sell[1]	10/07/2014	New Zealand Dollar	29,700,000	23,173,762	1,465,061
Sell[5]	10/15/2014	New Zealand Dollar	8,860,000	6,907,615	316,387
Buy[4]	10/15/2014	Norwegian Krone	154,200,000	23,990,057	(191,350)
Buy[1]	10/14/2014	South African Rand	134,000,000	11,853,215	(12,228)
Sell[1]	10/14/2014	South African Rand	134,000,000	11,853,215	357,939
Buy[4]	10/27/2014	Swedish Krona	87,000,000	12,055,327	43,207
Sell[4]	10/27/2014	Swedish Krona	87,000,000	12,055,327	152,698

Sell[1]	12/11/2014	Swiss Franc	2,156,000	2,259,762	51,450
Sell[1]	10/08/2014	Turkish Lira	27,000,000	11,838,850	613,072
Sell[4]	10/08/2014	Turkish Lira	14,600,000	6,401,748	200,106

Total					$3,990,415

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Deutsche Bank AG.
[3]	Counterparty is Barclays Bank PLC.
[4]	Counterparty is Bank of America, N.A.
[5]	Counterparty is Citibank, N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund is reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/19/2014	1,042	$102,402,550	$575,799
5 Year U.S. Treasury Note	12/31/2014	428	50,614,344	132,967
10 Year U.S. Treasury Note	12/19/2014	1,052	131,121,937	829,610
30 Year U.S. Treasury Bond	12/19/2014	184	25,374,750	218,413

Total				$1,756,789

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$165,235,082	$928,000	(a)	$166,163,082
ABS Other	—	8,981,509	13,878,975	(b)	22,860,484
Non-Agency Commercial Mortgage-Backed Securities	—	44,241,469	2,255,710	(b)	46,497,179
All Other Non-Convertible Bonds*	—	483,458,774	—		483,458,774

Total Non-Convertible Bonds	—	701,916,834	17,062,685		718,979,519

Convertible Bonds*	—	50,471,601	—		50,471,601

Total Bonds and Notes	—	752,388,435	17,062,685		769,451,120

Loan Participations*	—	—	2,718,524	(b)	2,718,524
Senior Loans*	—	196,186,073	—		196,186,073
Common Stocks*	77,184,516	—	—		77,184,516
Preferred Stocks
Convertible Preferred Stocks
Energy	—	2,193,234	—		2,193,234
Food & Beverage	—	6,464,606	—		6,464,606
REITs - Mortgage	—	4,012,442	—		4,012,442
All Other Convertible Preferred Stocks*	23,071,607	—	—		23,071,607

Total Convertible Preferred Stocks	23,071,607	12,670,282	—		35,741,889

Non-Convertible Preferred Stocks
Cable Satellite	—	4,201,600	—		4,201,600
All Other Non-Convertible Preferred Stocks*	9,807,503	—	—		9,807,503

Total Non-Convertible Preferred Stocks	9,807,503	4,201,600	—		14,009,103

Total Preferred Stocks	32,879,110	16,871,882	—		49,750,992

Exchange Traded Funds*	11,454,416	—	—		11,454,416
Purchased Swaptions*	—	800,863	—		800,863
Purchased Options*	93,687	384,488	—		478,175
Short-Term Investments	—	109,491,334	—		109,491,334

Total Investments	121,611,729	1,076,123,075	19,781,209		1,217,516,013

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	545,943	—		545,943
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	102,111	—	—		102,111
Forward Foreign Currency Contracts (unrealized appreciation)	—	5,869,837	—		5,869,837
Futures Contracts (unrealized appreciation)	1,756,789	—	—		1,756,789

Total	$123,470,629	$1,082,538,855	$19,781,209		$1,225,790,693

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized depreciation)	$—	$(757,750)	$—	$(757,750)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(1,879,422)	—	(1,879,422)

Total	$—	$(2,637,172)	$—	$(2,637,172)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

A preferred stock valued at $2,290,849 was transferred from Level 1 to Level 2 during the period ended September 30, 2014. At December 31, 2013, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

A preferred stock valued at $1,378,651 was transferred from Level 2 to Level 1 during the period ended September 30, 2014. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available. At September 30, 2014, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2013 and/or September 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$(3,176)	$(11,187)	$566,931	$(496,829)	$872,261	$—	$928,000	$(11,187)
ABS Other	1,703,269	—	2,783	(52,297)	12,628,062	(402,842)	—	—	13,878,975	(38,108)
Airlines	6,428,650	—	155,058	(63,650)	—	(6,520,058)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	2,300,373	—	(485)	(5,330)	—	(38,848)	—	—	2,255,710	(5,353)
Loan Participations	—	—	(763)	10,081	2,810,925	(101,719)	—	—	2,718,524	10,081

Total	$10,432,292	$—	$153,417	$(122,383)	$16,005,918	$(7,560,296)	$872,261	$—	$19,781,209	$(44,567)

Debt securities valued at $872,261 were transferred from Level 2 to Level 3 during the period ended September 30, 2014. At December 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2014, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended September 30, 2014, the Fund used forward foreign currency, futures and options contracts, swaptions and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2014, the Fund engaged in futures contracts for hedging purposes.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2014, the Fund engaged in forward foreign currency and option transactions for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended September 30, 2014, the Fund engaged in credit default swap transactions as a protection buyer to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2014, the Fund engaged in futures and option transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund as of September 30, 2014:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap Agreements at value	Total
Over-the-counter asset derivatives
Interest rate contracts	$800,863	$—	$—	$—	$800,863
Foreign exchange contracts	384,488	5,869,837	—	—	6,254,325
Credit contracts	—	—	—	2,956,671	2,956,571

Total over-the-counter asset derivatives	$1,185,351	$5,869,837	$—	$2,956,671	$10,011,759

Exchange traded/centrally cleared asset derivatives
Equity contracts	$93,687	$—	$575,799	$—	$669,486
Interest rate contracts	—	—	1,180,990	—	1,180,990

Total exchange traded/centrally cleared asset derivatives	$93,687	$—	$1,756,789	$—	$1,274,677

Total asset derivatives	$1,279,038	$5,869,837	$1,756,789	$2,956,671	$11,862,235

Liabilities	Swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap Agreements at value	Total
Over-the-counter liability derivatives
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	(1,879,422)	—	—	(1,879,422)
Credit contracts	—	—	—	(991,052)	(991,052)

Total over-the-counter liability derivatives	$—	$(1,879,422)	$—	$(991,052)	$(2,870,474)

Exchange traded/centrally cleared liability derivatives
Interest rate contracts	$—	$—	$—	$—	$—
Credit contracts	—	—	—	(2,408,674)	(2,408,674)

Total exchange traded/centrally cleared liability derivatives	$—	$—	$—	$—	$—

Total liability derivatives	$—	$(1,879,422)	$—	$(3,399,726)	$(5,279,148)

[1]	Represents purchased options/swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, options, interest rate swaptions and swap agreements are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of September 30, 2014, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$21,016,241	$11,615,748

These amounts include cash received as collateral of $9,130,000.

Industry Summary at September 30, 2014 (Unaudited)

ABS Home Equity	12.8%
Banking	4.9
Treasuries	4.5
Automotive	4.5
Technology	4.2
Pharmaceuticals	3.9
Non-Agency Commercial Mortgage-Backed Securities	3.6
ABS Credit Card	3.4
Finance Companies	3.3
Chemicals	2.2
ABS Other	2.0
Other Investments, less than 2% each	36.1
Short-Term Investments	8.4

Total Investments	93.8
Other assets less liabilities (including open swap agreements, forward foreign currency contracts and futures contracts)	6.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 89.3% of Net Assets
Municipals – 89.3%
	California – 4.9%
$250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	$299,842
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	459,409
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035	793,898

		1,553,149

	Colorado – 7.5%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033(b)	301,200
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028(b)	450,420
400,000	Denver City & County School District No. 1, GO, Series B, (State Aid Withholding), 5.000%, 12/01/2026	476,000
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	618,030
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	526,837

		2,372,487

	Connecticut – 2.7%
375,000	Connecticut State Health & Educational Facility Authority Revenue, Yale-New Haven Hospital, Series N, 5.000%, 7/01/2024	447,240
375,000	State of Connecticut Special Tax Revenue, Second Lien, Transportation Infrastructure, Refunding, Series 1, 5.000%, 2/01/2016	398,183

		845,423

	Florida – 11.9%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	565,145
250,000	Florida State Board of Education, GO, Capital Outlay 2011, Refunding, Series B, 5.000%, 6/01/2015	258,042
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	459,608
500,000	JEA Water & Sewer System Revenue, Series A, 5.000%, 10/01/2016	544,805
250,000	Miami Beach Health Facilities Authority Revenue, Mt. Sinai Medical Center, Refunding, 5.000%, 11/15/2025	285,370
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	477,768
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022(c)	724,008

Principal Amount	Description	Value (†)
Municipals – continued
	Florida – continued
$400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	$483,684

		3,798,430

	Georgia – 2.8%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	589,880
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	290,850

		880,730

	Hawaii – 1.4%
400,000	Honolulu City and County, GO, Series B, 5.000%, 8/01/2016	433,780

	Illinois – 4.5%
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028(b)	406,785
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	116,436
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	577,480
320,000	Illinois State Toll Highway Authority Revenue, Senior Priority, Series A, (AGM insured), 5.000%, 1/01/2017	331,469

		1,432,170

	Kentucky – 1.0%
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 02/01/2018@100, 6.125%, 2/01/2037	323,488
	Massachusetts – 0.5%
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	165,042
	Michigan – 1.8%
545,000	State of Michigan, GO, Prerefunded 11/01/2015@100, Series A, (NATL-RE insured), 5.000%, 11/01/2018	573,269

	Minnesota – 2.6%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	274,898
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	327,234
200,000	Northern Municipal Power Agency, Electric System Revenue, Series A, 5.000%, 1/01/2023	232,824

		834,956

	Missouri – 1.7%
500,000	Southeast Missouri State University Revenue, Series A, 5.000%, 4/01/2016	530,980

Principal Amount	Description	Value (†)
Municipals – continued
	Nebraska – 1.8%
$500,000	Nebraska Public Power District, General Revenue, Refunding, Series A, 5.000%, 1/01/2028	$576,970

	Nevada – 1.9%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	595,000

	New Jersey – 7.8%
400,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Prerefunded 03/01/2015@100, Series O, 5.125%, 3/01/2030	408,140
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	309,483
580,000	New Jersey State Transportation Trust Fund Authority Revenue, Prerefunded 06/15/2015@100, Series D, (AGM insured), 5.000%, 6/15/2019	599,755
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	574,360
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	602,380

		2,494,118

	New York – 1.2%
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	386,047
	North Carolina – 1.7%
450,000	City of Raleigh, Limited Obligation, Revenue, Series A, 5.000%, 10/01/2024	553,869
	Ohio – 7.0%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021	454,872
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023(b)	612,205
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	582,590
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	561,880

		2,211,547

	Pennsylvania – 3.7%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	390,422
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	301,521
450,000	Philadelphia Airport Revenue, Refunding, Series D, AMT, 5.000%, 6/15/2016	483,593

		1,175,536

	Rhode Island – 1.9%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	610,030

Principal Amount	Description	Value (†)
Municipals – continued
	South Dakota – 1.6%
$465,000	Sioux Falls Sales Tax Revenue, Series A-1, 4.750%, 11/15/2036(b)	$491,012

	Texas – 10.7%
250,000	Corpus Christi Utility System Revenue, Junior Lien Improvement, 5.000%, 7/15/2021	292,505
400,000	Garland, GO, Refunding, (AGM insured), 5.000%, 2/15/2016	424,652
500,000	Harris County Health Facilities Development Authority Revenue, Memorial Hermann Healthcare System, Prerefunded 12/01/2018@100, Series B, 7.125%, 12/01/2031	624,970
500,000	Keller Independent School District, GO, Refunding, Series A, (PSF-GTD), 5.000%, 8/15/2022(c)	605,835
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	420,651
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024(b)	477,612
500,000	West Harris County Regional Water Authority, Water System Revenue, Refunding, (AGM insured), 4.000%, 12/15/2019	562,565

		3,408,790

	Utah – 0.9%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	288,785
	Washington – 5.8%
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	553,670
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	457,924
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	590,670
250,000	Spokane County, GO, Limited Tax, Refunding, 4.000%, 12/01/2014	251,605

		1,853,869

	Total Bonds and Notes (Identified Cost $27,847,331)	28,389,477

Short-Term Investments – 14.0%
4,464,687	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $4,464,687 on 10/01/2014 collateralized by $4,175,000 U.S. Treasury Note, 3.625% due 8/15/2019 valued at $4,555,969 including accrued interest(d) (Identified Cost $4,464,687)	4,464,687

	Total Investments – 103.3% (Identified Cost $32,312,018)(a)	32,854,164
	Other assets less liabilities – (3.3)%	(1,046,408)

	Net Assets – 100.0%	$31,807,756

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2014, the net unrealized appreciation on investments based on a cost of $32,312,018 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$576,499
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(34,353)

Net unrealized appreciation	$542,146

At December 31, 2013, the Fund had a short-term capital loss carryforward of $342,616 with no expiration date and a long-term capital loss carryforward of $5,710 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All of this security has been designated to cover the Fund’s obligations under delayed delivery securities.
(c)	Delayed delivery. The Fund may purchase securities for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM AMT GO NATL-RE PSF-GTD	Assured Guaranty Municipal Corporation Alternative Minimum Tax General Obligation National Public Finance Guarantee Corporation Permanent School Fund Guarantee Program

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$28,389,477	$—	$28,389,477
Short-Term Investments	—	4,464,687	—	4,464,687

Total	$—	$32,854,164	$—	$32,854,164

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Holdings Summary at September 30, 2014 (Unaudited)

Medical	14.4%
Higher Education	13.4
General	13.3
General Obligation	11.2
Water	10.2
School District	7.8
Transportation	7.6
Power	5.1
Utilities	2.6
Airport	2.4
Education	1.3
Short-Term Investments	14.0

Total Investments	103.3
Other assets less liabilities	(3.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 93.5% of Net Assets
	Air Freight & Logistics – 2.1%
33,000	FedEx Corp.	$5,327,850

	Automobiles – 1.9%
123,300	General Motors Co.	3,938,202
17,800	Harley-Davidson, Inc.	1,035,960

		4,974,162

	Banks – 9.2%
502,300	Bank of America Corp.	8,564,215
106,900	Citigroup, Inc.	5,539,558
90,500	JPMorgan Chase & Co.	5,451,720
81,700	Wells Fargo & Co.	4,237,779

		23,793,272

	Beverages – 1.5%
33,100	Diageo PLC, Sponsored ADR	3,819,740

	Capital Markets – 8.2%
100,400	Bank of New York Mellon Corp. (The)	3,888,492
85,500	Franklin Resources, Inc.	4,669,155
27,200	Goldman Sachs Group, Inc. (The)	4,993,104
67,400	State Street Corp.	4,961,314
33,300	T. Rowe Price Group, Inc.	2,610,720

		21,122,785

	Chemicals – 1.5%
34,400	Monsanto Co.	3,870,344

	Communications Equipment – 2.0%
67,300	QUALCOMM, Inc.	5,032,021

	Consumer Finance – 2.0%
64,800	Capital One Financial Corp.	5,288,976

	Electronic Equipment, Instruments & Components – 1.6%
74,700	TE Connectivity Ltd.	4,130,163

	Energy Equipment & Services – 3.2%
61,900	Halliburton Co.	3,993,169
55,600	National Oilwell Varco, Inc.	4,231,160

		8,224,329

	Food & Staples Retailing – 1.4%
48,400	Wal-Mart Stores, Inc.	3,701,148

	Food Products – 4.7%
91,900	General Mills, Inc.	4,636,355
52,500	Nestle S.A., Sponsored ADR	3,865,575
83,800	Unilever PLC, Sponsored ADR	3,511,220

		12,013,150

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 2.5%
25,100	Baxter International, Inc.	$1,801,427
73,200	Medtronic, Inc.	4,534,740

		6,336,167

	Health Care Providers & Services – 1.9%
56,500	UnitedHealth Group, Inc.	4,873,125

	Hotels, Restaurants & Leisure – 1.1%
47,500	Las Vegas Sands Corp.	2,954,975

	Household Durables – 0.7%
12,000	Whirlpool Corp.	1,747,800

	Insurance – 7.0%
72,500	Aflac, Inc.	4,223,125
108,700	American International Group, Inc.	5,871,974
47,400	Aon PLC	4,155,558
71,900	Principal Financial Group, Inc.	3,772,593

		18,023,250

	Internet & Catalog Retail – 3.7%
16,830	Amazon.com, Inc.(b)	5,426,665
143,700	Liberty Interactive Corp., Class A(b)	4,098,324

		9,524,989

	Internet Software & Services – 2.3%
8,490	Google, Inc., Class A(b)	4,995,601
1,410	Google, Inc., Class C(b)	814,077

		5,809,678

	IT Services – 7.1%
33,200	Accenture PLC, Class A	2,699,824
63,400	Automatic Data Processing, Inc.	5,267,272
73,600	MasterCard, Inc., Class A	5,440,512
22,680	Visa, Inc., Class A	4,839,232

		18,246,840

	Machinery – 2.9%
48,700	Illinois Tool Works, Inc.	4,111,254
30,500	Parker Hannifin Corp.	3,481,575

		7,592,829

	Media – 3.8%
61,000	Comcast Corp., Special Class A	3,263,500
157,700	News Corp., Class A(b)	2,578,395
58,000	Omnicom Group, Inc.	3,993,880

		9,835,775

	Metals & Mining – 1.1%
488,000	Glencore PLC	2,715,128

	Multiline Retail – 1.7%
72,600	Kohl’s Corp.	4,430,778

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 2.9%
61,400	Apache Corp.	$5,763,618
62,400	Cenovus Energy, Inc.	1,677,312

		7,440,930

	Pharmaceuticals – 1.9%
88,300	Sanofi, ADR	4,982,769

	Road & Rail – 1.2%
27,800	Union Pacific Corp.	3,014,076

	Semiconductors & Semiconductor Equipment – 4.7%
111,300	Applied Materials, Inc.	2,405,193
163,100	Intel Corp.	5,679,142
86,900	Texas Instruments, Inc.	4,144,261

		12,228,596

	Software – 3.9%
94,900	Microsoft Corp.	4,399,564
145,500	Oracle Corp.	5,569,740

		9,969,304

	Specialty Retail – 2.0%
57,600	Home Depot, Inc. (The)	5,284,224

	Technology Hardware, Storage & Peripherals – 1.8%
44,950	Apple, Inc.	4,528,713

	Total Common Stocks (Identified Cost $208,827,752)	240,837,886

Principal Amount
Short-Term Investments – 7.5%
$19,379,256	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $19,379,256 on 10/01/2014 collateralized by $19,695,000 U.S Treasury Note, 1.625% due 4/30/2019 valued at $19,768,856 including accrued interest(c) (Identified Cost $19,379,256)	19,379,256

	Total Investments – 101.0% (Identified Cost $228,207,008)(a)	260,217,142
	Other assets less liabilities – (1.0)%	(2,586,996)

	Net Assets – 100.0%	$257,630,146

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2014, the net unrealized appreciation on investments based on a cost of $228,207,008 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,923,019
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,912,885)

Net unrealized appreciation	$32,010,134

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•   Level 1—quoted prices in active markets for identical assets or liabilities;

•   Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•   Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$240,837,886	$—	$—	$240,837,886
Short-Term Investments	—	19,379,256	—	19,379,256

Total	$240,837,886	$19,379,256	$—	$260,217,142

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2014 (Unaudited)

Banks	9.2%
Capital Markets	8.2
IT Services	7.1
Insurance	7.0
Semiconductors & Semiconductor Equipment	4.7
Food Products	4.7
Software	3.9
Media	3.8
Internet & Catalog Retail	3.7
Energy Equipment & Services	3.2
Machinery	2.9
Oil, Gas & Consumable Fuels	2.9
Health Care Equipment & Supplies	2.5
Internet Software & Services	2.3
Air Freight & Logistics	2.1
Consumer Finance	2.0
Specialty Retail	2.0
Communications Equipment	2.0
Other Investments, less than 2% each	19.3
Short-Term Investments	7.5

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 8.9% of Net Assets
	France – 2.7%
900,000	France Government Bond OAT, 3.500%, 4/25/2020, (EUR)(b)	$1,330,365

	Germany – 2.9%
400,000	Bundesrepublik Deutschland, 1.500%, 2/15/2023, (EUR)(b)	538,226
600,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	880,076

		1,418,302

	Spain – 2.6%
850,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	1,291,457

	United Kingdom – 0.7%
200,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)	322,606

	Total Bonds and Notes (Identified Cost $4,518,058)	4,362,730

Shares
Exchange Traded Funds – 9.5%
10,000	iShares® MSCI China ETF(b)(c)	473,800
38,610	iShares® MSCI Emerging Markets ETF(b)(c)	1,604,632
5,900	iShares® MSCI India ETF(b)(c)	179,124
2,425	iShares® MSCI Indonesia ETF(b)(c)	66,008
6,350	iShares® MSCI Malaysia ETF(b)(c)	97,790
800	iShares® MSCI Philippines ETF(b)(c)	30,448
6,025	iShares® MSCI South Korea Capped ETF(b)(c)	364,573
45,000	iShares® MSCI Switzerland Capped ETF(b)(c)	1,462,950
19,530	iShares® MSCI Taiwan ETF(b)(c)	298,223
700	iShares® MSCI Thailand Capped ETF(b)(c)	58,681

	Total Exchange Traded Funds (Identified Cost $4,882,902)	4,636,229

Principal Amount (‡)
Short-Term Investments – 54.7%
$26,846,396	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $26,846,396 on 10/01/2014 collateralized by $25,095,000 U.S. Treasury Note, 3.625% due 8/15/2019 valued at $27,384,919 including accrued interest(d) (Identified Cost $26,846,396)	26,846,396

Description	Value (†)
Total Investments – 73.1% (Identified Cost $36,247,356)(a)	$35,845,355
Other assets less liabilities – 26.9%	13,190,262

Net Assets – 100.0%	$49,035,617

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2014, the net unrealized depreciation on investments based on a cost of $36,256,490 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$—
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(411,135)

Net unrealized depreciation	$(411,135)

(b)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(c)	iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. Neither BlackRock Institutional Trust Company, N.A. nor the iShares® Funds make any representations regarding the advisability of investing in the SeeyondSM Multi-Asset Allocation Fund.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of Rule 144A holdings amounted to $1,291,457 or 2.6% of net assets.
ETF	Exchange Traded Fund

EUR	Euro
GBP	British Pound

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund is reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2014, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200™	12/18/2014	8	$925,106	$(22,698)
E-mini NASDAQ 100	12/19/2014	19	1,537,005	7,286
E-mini S&P 500®	12/19/2014	149	14,642,975	(95,998)
EURO STOXX 50®	12/19/2014	44	1,791,157	(2,295)
Euro-BTP	12/08/2014	16	2,636,845	30,487
FTSE 100 Index	12/19/2014	21	2,248,787	(63,027)
FTSE MIB	12/19/2014	13	1,713,473	(4,027)
German Euro Bund	12/08/2014	9	1,701,708	8,282
IBEX 35	10/17/2014	7	960,047	(544)
Nikkei 225™	12/11/2014	40	3,245,000	64,736
S&P/TSX 60 Index	12/18/2014	7	1,076,548	(36,818)
UK Long Gilt	12/29/2014	2	366,834	1,423
Ultra Long U.S. Treasury Bond	12/19/2014	3	457,500	(4,787)
10 Year Japan Government Bond	12/11/2014	4	5,318,988	1,094

Total				$(116,886)

At September 30, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
CBOE SPX Volatility Index	10/21/2014	40	$652,000	$(46,606)
CBOE SPX Volatility Index	11/18/2014	24	399,600	(24,079)
Swiss Franc	12/15/2014	3	392,963	8,147

Total				$(62,538)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$4,362,730	$—	$4,362,730
Exchange Traded Funds*	4,636,229	—	—	4,636,229
Short-Term Investments	—	26,846,396	—	26,846,396

Total Investments	4,636,229	31,209,126	—	35,845,355

Futures Contracts (unrealized appreciation)	121,455	—	—	121,455

Total	$4,757,684	$31,209,126	$—	$35,966,810

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(300,879)	$—	$—	$(300,879)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks to gain exposure to a combination of four asset classes: equity, fixed income, currency and volatility. The Fund pursues its objective by utilizing a variety of listed and other liquid derivative instruments. The Fund’s equity exposure typically will be obtained through investments in broad, equity index listed futures, options and exchange-traded funds (“ETFs”). The Fund’s fixed income exposure may consist of, but is not limited to, U.S. and non-U.S. government bonds, listed bond futures and fixed income ETFs. The Fund’s currency exposure typically will be obtained through investments in non-dollar denominated investments, futures and forward foreign currency contracts. The Fund’s exposure to volatility assets will result from both “long” and “short” positions in index futures and options, such as futures contracts based on the Chicago Board Options Exchange Volatility Index (the “VIX”), listed equity index options and equity index futures. During the period ended September 30, 2014, the Fund used futures and options contracts to gain investment exposure in accordance with its objective.

The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The following is a summary of derivative instruments for the Fund, as of September 30, 2014:

Assets	Unrealized appreciation on futures contracts
Exchange traded/cleared asset derivatives
Interest rate contracts	$41,286
Foreign Exchange contracts	8,147
Equity contracts	72,022

Total asset derivatives	$121,455

Liabilities	Unrealized depreciation on futures contracts
Exchange traded/cleared liability derivatives
Interest rate contracts	$(4,787)
Equity contracts	(296,092)

Total liability derivatives	$(300,879)

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Maximum Amount of Loss - Gross
$2,302,457

Industry Summary at September 30, 2014 (Unaudited)

Exchange Traded Funds	9.5%
Sovereign	8.9
Short-Term Investments	54.7

Total Investments	73.1
Other assets less liabilities (including open futures contracts)	26.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 95.5% of Net Assets
	Auto Components – 2.5%
151,025	Delphi Automotive PLC	$9,263,873
170,425	Tenneco, Inc.(b)	8,914,932

		18,178,805

	Banks – 6.0%
254,100	CIT Group, Inc.	11,678,436
1,105,250	Investors Bancorp, Inc.	11,196,183
307,150	PacWest Bancorp	12,663,794
880,650	Regions Financial Corp.	8,841,726

		44,380,139

	Capital Markets – 3.2%
269,400	LPL Financial Holdings, Inc.	12,405,870
303,075	SEI Investments Co.	10,959,192

		23,365,062

	Chemicals – 1.3%
168,375	FMC Corp.	9,629,366

	Commercial Services & Supplies – 0.8%
202,050	KAR Auction Services, Inc.	5,784,692

	Communications Equipment – 2.0%
626,550	CommScope Holding Co., Inc.(b)	14,980,810

	Construction & Engineering – 1.0%
214,300	Quanta Services, Inc.(b)	7,776,947

	Consumer Finance – 1.7%
241,850	Portfolio Recovery Associates, Inc.(b)	12,631,826

	Containers & Packaging – 2.8%
256,125	Crown Holdings, Inc.(b)	11,402,685
142,850	Packaging Corp. of America	9,116,687

		20,519,372

	Diversified Consumer Services – 1.2%
362,050	ServiceMaster Global Holdings, Inc.(b)	8,761,610

	Diversified Financial Services – 1.8%
313,275	NASDAQ OMX Group, Inc. (The)	13,289,126

	Energy Equipment & Services – 2.6%
212,250	Atwood Oceanics, Inc.(b)	9,273,203
307,150	Superior Energy Services, Inc.	10,096,020

		19,369,223

	Health Care Equipment & Supplies – 1.5%
291,850	Alere, Inc.(b)	11,317,943

	Health Care Providers & Services – 6.0%
268,700	Amsurg Corp.(b)	13,448,435

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
214,300	Community Health Systems, Inc.(b)	$11,741,497
269,400	HCA Holdings, Inc.(b)	18,998,088

		44,188,020

	Household Durables – 3.8%
65,300	Harman International Industries, Inc.	6,402,012
224,500	Jarden Corp.(b)	13,494,695
220,425	Lennar Corp., Class A	8,559,103

		28,455,810

	Household Products – 1.4%
117,350	Spectrum Brands Holdings, Inc.	10,623,696

	Insurance – 2.9%
399,000	First American Financial Corp.	10,820,880
130,625	Reinsurance Group of America, Inc., Class A	10,466,981

		21,287,861

	Internet & Catalog Retail – 1.6%
197,975	HSN, Inc.	12,149,726

	IT Services – 8.9%
180,625	Broadridge Financial Solutions, Inc.	7,519,419
176,525	CACI International, Inc., Class A(b)	12,580,937
197,975	Fiserv, Inc.(b)	12,796,114
148,975	Global Payments, Inc.	10,410,373
674,725	Sabre Corp.	12,087,698
344,900	Total System Services, Inc.	10,678,104

		66,072,645

	Machinery – 5.3%
90,825	Flowserve Corp.	6,404,979
176,525	Pentair PLC	11,560,622
63,275	Snap-on, Inc.	7,661,337
151,100	WABCO Holdings, Inc.(b)	13,742,545

		39,369,483

	Metals & Mining – 3.9%
193,875	Carpenter Technology Corp.	8,753,456
468,375	Constellium NV, Class A(b)	11,526,709
130,625	Reliance Steel & Aluminum Co.	8,934,750

		29,214,915

	Oil, Gas & Consumable Fuels – 4.1%
186,750	Gulfport Energy Corp.(b)	9,972,450
140,825	Noble Energy, Inc.	9,626,797
135,525	Whiting Petroleum Corp.(b)	10,509,964

		30,109,211

	Pharmaceuticals – 4.8%
388,175	Catalent, Inc.(b)	9,716,020
147,050	Mallinckrodt PLC(b)	13,256,558
94,986	Valeant Pharmaceuticals International, Inc.(b)	12,462,163

		35,434,741

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – 1.2%
357,150	TriNet Group, Inc.(b)	$9,196,613

	Road & Rail – 2.7%
216,325	Con-way, Inc.	10,275,437
386,750	Hertz Global Holdings, Inc.(b)	9,819,583

		20,095,020

	Semiconductors & Semiconductor Equipment – 5.1%
128,650	Avago Technologies Ltd.	11,192,550
380,625	Micron Technology, Inc.(b)	13,040,213
231,650	Skyworks Solutions, Inc.	13,447,282

		37,680,045

	Software – 2.2%
138,775	Check Point Software Technologies Ltd.(b)	9,608,781
454,100	Nuance Communications, Inc.(b)	6,999,951

		16,608,732

	Specialty Retail – 6.2%
190,825	Cabela’s, Inc.(b)	11,239,592
315,325	GNC Holdings, Inc., Class A	12,215,690
179,475	Men’s Wearhouse, Inc. (The)	8,474,810
124,500	Signet Jewelers Ltd.	14,181,795

		46,111,887

	Technology Hardware, Storage & Peripherals – 2.4%
521,450	NCR Corp.(b)	17,421,644

	Textiles, Apparel & Luxury Goods – 1.9%
115,300	PVH Corp.	13,968,595

	Trading Companies & Distributors – 2.7%
388,800	HD Supply Holdings, Inc.(b)	10,598,688
81,625	United Rentals, Inc.(b)	9,068,537

		19,667,225

	Total Common Stocks (Identified Cost $638,151,685)	707,640,790

Closed-End Investment Companies – 1.7%
778,700	Ares Capital Corp. (Identified Cost $13,136,956)	12,583,792

Principal Amount

Short-Term Investments – 3.0%
$22,444,259	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $22,444,259 on 10/01/2014 collateralized by $20,980,000 U.S. Treasury Note, 3.625% due 8/15/2019 valued at $22,894,425 including accrued interest(c) (Identified Cost $22,444,259)	22,444,259

Description	Value (†)
Total Investments – 100.2% (Identified Cost $673,732,900)(a)	$742,668,841
Other assets less liabilities – (0.2)%	(1,511,184)

Net Assets – 100.0%	$741,157,657

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2014, the net unrealized appreciation on investments based on a cost of $673,732,900 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$86,390,317
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,454,376)

Net unrealized appreciation	$68,935,941

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$707,640,790	$—	$—	$707,640,790
Closed-End Investment Companies	12,583,792	—	—	12,583,792
Short-Term Investments	—	22,444,259	—	22,444,259

Total	$720,224,582	$22,444,259	$—	$742,668,841

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2014 (Unaudited)

IT Services	8.9%
Specialty Retail	6.2
Banks	6.0
Health Care Providers & Services	6.0
Machinery	5.3
Semiconductors & Semiconductor Equipment	5.1
Pharmaceuticals	4.8
Oil, Gas & Consumable Fuels	4.1
Metals & Mining	3.9
Household Durables	3.8
Capital Markets	3.2
Insurance	2.9
Containers & Packaging	2.8
Road & Rail	2.7
Trading Companies & Distributors	2.7
Energy Equipment & Services	2.6
Auto Components	2.5
Technology Hardware, Storage & Peripherals	2.4
Software	2.2
Communications Equipment	2.0
Other Investments, less than 2% each	17.1
Short-Term Investments	3.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2014